GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
BANK LOANS (51.83%)(b)

AEROSPACE & DEFENSE (5.28%)
AI Convoy SARL, First Lien Facility B (EUR) Term Loan(c)	Luxembourg	1M EUR L + 3.75%	3.75%	01/29/27	€360,315	$383,482
AI Convoy SARL, First Lien Facility B Term Loan(c)	Luxembourg	1M US L + 3.50%	5.34%	01/29/27	$598,733	537,363
Air Comm Corp. LLC Term Loan(c)	United States	3M US L + 6.50%	7.95%	07/01/25	1,706,107	1,667,719
Amentum Government Services Holdings LLC, First Lien Initial Term Loan	United States	1M US L + 4.00%	4.99%	01/29/27	458,962	429,129
Bleriot US Bidco, Inc., First Lien B Term Loan(c)	United States	3M US L + 4.75%	6.20%	10/30/26	373,308	330,377
Bleriot US Bidco, Inc., First Lien Delayed Draw Term Loan(c)	United States	PRIME + 4.75%	9.25%	10/31/26	58,329	51,622
Bleriot US Bidco, Inc., Second Lien Initial Term Loan	United States	3M US L + 8.50%	9.95%	10/29/27	198,113	153,043
Dynasty Acquisition Co., Inc., First Lien 2020 B-1 Term Loan	United States	3M US L + 3.50%	4.95%	04/06/26	454,381	368,617
Dynasty Acquisition Co., Inc., First Lien 2020 B-2 Term Loan	United States	3M US L + 3.50%	4.95%	04/06/26	244,291	198,181
Excelitas Technologies Corp., First Lien 2019 Additional USD Term Loan(c)	United States	3M US L + 3.50%	4.95%	12/02/24	286,551	253,598
Excelitas Technologies Corp., First Lien Initial Euro Term Loan(c)	United States	3M EUR L + 3.50%	3.50%	12/02/24	€22,311	21,777
Excelitas Technologies Corp., First Lien Initial USD Term Loan	United States	3M US L + 3.50%	4.95%	12/02/24	$298,142	260,874
Excelitas Technologies Corp., Second Lien Initial Term Loan	United States	3M US L + 7.50%	9.41%	12/01/25	1,143,183	899,542
Forming Machining Industries Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 4.00%	5.07%	10/09/25	692,343	546,951
Forming Machining Industries Holdings LLC, Second Lien Initial Term Loan(c)	United States	3M US L + 8.25%	9.32%	10/09/26	310,000	240,250
Jazz Acquisition, Inc., Second Lien Initial Term Loan	United States	1M US L + 8.00%	8.99%	06/18/27	1,058,702	854,902
Kellstrom Commercial Aerospace, Inc. - Delayed Draw Term Loan(c)(d)	United States	L + 2.00%		07/01/25	260,146	253,642
Kellstrom Commercial Aerospace, Inc. - Initial Term Loan(c)	United States	3M US L + 5.50%	7.41%	07/01/25	2,295,069	2,237,692
Kellstrom Commercial Aerospace, Inc. - Revolver(c)	United States	PRIME + 4.50%	7.75%	07/01/25	433,577	422,738
MHI Holdings LLC, First Lien Initial Term Loan	United States	1M US L + 5.00%	5.99%	09/21/26	1,008,611	859,841
Nordam Group LLC, First Lien Initial Term Loan(c)	United States	1M US L + 5.50%	6.15%	04/09/26	1,119,962	890,370
Novaria Holdings LLC, First Lien Initial Term Loan(c)	United States	3M US L + 5.50%	7.29%	01/27/27	559,627	461,692
Turbocombustor Technology, Inc., First Lien Initial Term Loan	United States	1M US L + 4.50%	5.50%	12/02/20	1,426,079	1,254,949
Vectra Co., First Lien Initial Term Loan	United States	1M US L + 3.25%	4.24%	03/08/25	239,956	200,763
Wheels Up Partners LLC, First Lien Class A Notes Term Loan(c)	United States	3M US L + 6.50%	8.08%	03/01/24	292,531	283,755
Whitcraft LLC, First Lien Initial Term Loan(c)	United States	3M US L + 6.00%	7.45%	04/03/23	3,542,557	3,507,132
Whitcraft LLC, First Lien Revolving Term Loan(c)(d)	United States	3M US L + 6.00%	6.06%	04/03/23	158,575	156,989
WP CPP Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 3.75%	5.53%	04/30/25	1,158,003	882,977

		Spread		Maturity		Principal	Value
Description	Country	Above Index	Rate	Date		Amount	(Note 2)(a)
AEROSPACE & DEFENSE (continued)
WP CPP Holdings LLC, Second Lien Initial Term Loan	United States	3M US L + 7.75%	9.53%	04/30/26		$623,597	$428,205
							19,038,172
AUTOMOTIVE (2.57%)
Commercial Vehicle Group, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 6.00%	6.99%	04/12/23		232,558	203,488
CST Buyer Co., First Lien Tranche B Term Loan(c)	United States	3M US L + 5.75%	6.82%	10/03/25		4,991,401	4,916,530
CST Buyer Co., Revolving Credit Facility Term Loan(c)(d)	United States	6M US L + 5.00%	6.07%	10/03/25		233,472	229,970
Mavis Tire Express Services Corp., First Lien Closing Date Term Loan	United States	3M US L + 3.25%	4.70%	03/20/25		1,534,099	1,244,538
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan	United States	3M US L + 2.75%	4.02%	08/18/21		922,351	734,713
Project Boost Purchaser LLC, First Lien Term Loan	United States	1M US L + 3.50%	4.49%	06/01/26		568,060	479,062
Project Boost Purchaser LLC, Second Lien Term Loan(c)	United States	1M US L + 8.00%	8.99%	05/31/27		448,768	347,795
Thor Industries, Inc., First Lien Initial USD Term Loan(c)	United States	1M US L + 3.75%	5.36%	02/01/26		191,267	165,446
Winter Park Intermediate, Inc., First Lien Initial Term Loan(c)	United States	3M US L + 4.75%	5.79%	04/04/25		1,299,258	941,962
							9,263,504
BANKING (0.06%)
TNS, Inc., First Lien Initial Term Loan	United States	3M US L + 4.00%	5.78%	08/14/22		242,179	205,449

BEVERAGE, FOOD, & TOBACCO (1.41%)
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan	United States	3M US L + 3.25%	4.70%	07/23/21		218,942	177,343
Carrols Restaurant Group, Inc., First Lien Initial Term Loan	United States	1M US L + 3.25%	4.21%	04/30/26		277,825	204,548
Froneri International, Ltd., First Lien Facility B1 Term Loan	United Kingdom	3M EUR L + 2.63%	2.63%	01/29/27		€650,024	683,454
Froneri International, Ltd., First Lien Facility B2 Term Loan(c)	United Kingdom	1M US L + 2.25%	3.24%	01/29/27		$363,966	349,408
H-Food Holdings LLC, First Lien Initial Term Loan	United States	1M US L + 3.68%	4.68%	05/23/25		792,783	672,546
K-Mac Holdings Corp., Second Lien Initial Term Loan	United States	1M US L + 6.75%	7.74%	03/16/26		2,255,780	1,669,277
NPC International, Inc., Second Lien Initial Term Loan(e)	United States	3M US L + 7.50%	9.28%	04/18/25		250,000	6,429
Quidditch Acquisition, Inc., First Lien B Term Loan(c)	United States	3M US L + 7.00%	8.45%	03/21/25		1,573,703	1,337,647
							5,100,652
CAPITAL EQUIPMENT (4.76%)
10945048 Canada, Inc., Second Lien Term Loan(c)	Canada	3M CDOR + 8.25%	9.70%	09/21/26	CAD	3,020,000	2,027,926
ACProducts, Inc., First Lien Initial Term Loan(f)	United States	2M US L + 6.50%	8.19%	08/18/25		$761,240	694,631
ASP Unifrax Holdings, Inc., First Lien EUR Term Loan	United States	3M EUR L + 3.75%	3.75%	12/12/25		€615,277	515,728
ASP Unifrax Holdings, Inc., First Lien USD Term Loan	United States	3M US L + 3.75%	4.82%	12/12/25		$246,482	197,494

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
CAPITAL EQUIPMENT (continued)
ASP Unifrax Holdings, Inc., Second Lien Term Loan	United States	3M US L + 8.50%	9.27%	12/14/26	$917,431	$619,266
Avaya, Inc., First Lien Tranche B Term Loan	United States	1M US L + 4.25%	4.95%	12/15/24	69,227	59,708
Blackbird Purchaser, Inc., Second Lien Incremental Term Loan(c)	United States	3M US L + 8.50%	9.95%	04/08/27	1,418,860	1,333,729
C&D Technologies, Inc., First Lien B Term Loan(c)	United States	1M US L + 5.75%	6.74%	12/20/25	1,726,424	1,562,414
Cohu, Inc., First Lien Initial B Term Loan	United States	1M US L + 3.00%	3.99%	10/01/25	376,960	282,720
Crosby Group LLC, First Lien Initial Term Loan	United States	1M US L + 4.75%	5.75%	06/26/26	408,644	328,958
Cyxtera DC Holdings, Inc., First Lien Initial Term Loan	United States	1M US L + 3.00%	4.00%	05/01/24	691,902	462,537
Doncasters US Finance LLC, First Lien B Term Loan	United Kingdom	3M US L + 3.50%	5.44%	04/09/20	461	315
Engineered Controls Intl, LLC Term Loan(c)	United States	1M US L + 7.00%	8.50%	11/05/24	4,199,852	4,105,355
Erpe Bidco, Ltd., First Lien Facility B EUR Term Loan	United Kingdom	3M EUR L + 4.00%	4.00%	10/04/24	€1,536,058	875,301
Granite US Holdings Corp., First Lien B Term Loan(c)	United States	3M US L + 5.25%	6.32%	09/30/26	$1,137,951	825,014
Ohio Transmission Corporation, Term Loan(c)	United States	3M US L + 8.50%	9.95%	04/09/27	1,961,592	1,843,896
Rackspace Hosting, Inc., First Lien B Term Loan	United States	3M US L + 3.00%	4.76%	11/03/23	117,093	103,367
Shape Technologies Group, Inc., First Lien Initial Term Loan(c)(f)	United States	3M US L + 3.00%	4.81%	04/21/25	186,695	135,354
WireCo WorldGroup, Inc., First Lien Initial Term Loan	United States	3M US L + 5.00%	6.07%	09/29/23	657,351	529,168
WireCo WorldGroup, Inc., Second Lien Initial Term Loan(c)	United States	3M US L + 9.00%	10.07%	09/30/24	750,000	660,000
						17,162,881
CHEMICALS, PLASTICS, & RUBBER (1.51%)
AI PLEX AcquiCo GmbH, First Lien Facility B Term Loan(f)	United States	L + 5.00%		07/31/26	625,232	443,915
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan(c)	United States	3M US L + 5.25%	6.70%	08/27/26	1,959,926	1,744,334
ASK Chemicals GmbH, First Lien Facility B Term Loan(c)	Germany	6M EUR L + 5.50%	5.50%	05/12/23	€1,000,000	843,719
ASP Chromaflo Intermediate Holdings, Inc., First Lien Initial Tranche B-1 Term Loan	United States	1M US L + 3.50%	4.50%	11/20/23	$527,915	433,769
ASP Chromaflo Intermediate Holdings, Inc., First Lien Initial Tranche B-2 Term Loan	United States	1M US L + 3.50%	4.50%	11/20/23	686,458	564,038
Colouroz Investment 1 GmbH, First Lien Initial C Term Loan	Germany	3M US L + 3.00%	4.80%	09/07/21	10,918	7,658
Colouroz Investment 2 LLC, First Lien Initial B-2 Term Loan	United States	3M US L + 3.00%	4.80%	09/07/21	66,046	46,327
Nouryon Finance B.V., First Lien Initial Dollar Term Loan	Netherlands	1M US L + 3.00%	3.86%	10/01/25	580,235	526,563
Plaskolite PPC Intermediate II LLC, First Lien Initial Term Loan	United States	1M US L + 4.25%	5.25%	12/15/25	312,573	272,720
SCIH Salt Holdings, Inc., First Lien Closing Date Term Loan	United States	3M US L + 4.50%	5.50%	03/03/27	602,274	545,058
						5,428,101

		Spread		Maturity		Principal	Value
Description	Country	Above Index	Rate	Date		Amount	(Note 2)(a)
CONSTRUCTION & BUILDING (0.53%)
CPG International LLC, First Lien New Term Loan	United States	3M US L + 3.75%	5.93%	05/05/24		$314,240	$266,320
Crown Subsea Communications Holding, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 6.00%	7.58%	11/02/25		154,880	136,295
Rockwood Service Corp., First Lien Initial Term Loan(c)	United States	3M US L + 4.25%	5.70%	01/23/27		237,747	205,651
Sequa Mezzanine Holdings LLC, First Lien Initial Term Loan(f)	United States	3M US L + 5.00%	6.74%	11/28/21		1,610,750	1,322,828
							1,931,094
CONSUMER GOODS: DURABLE (2.21%)
Auris Luxembourg III SARL, First Lien Facility B1A Term Loan	Denmark	3M EUR L + 4.00%	4.00%	02/27/26		€795,720	689,464
Hayward Industries, Inc., First Lien Initial Term Loan	United States	1M US L + 3.50%	4.49%	08/05/24		$567,779	454,223
Keter Group B.V., First Lien Facility B1 Term Loan(f)	Israel	3M EUR L + 4.25%	5.25%	10/31/23		€397,748	308,171
New Milani Group LLC, First Lien Term Loan(c)	United States	1M US L + 5.00%	6.45%	06/06/24		$786,000	758,490
TGG TS Acquisition Co., First Lien B Term Loan(c)	United States	1M US L + 6.50%	7.42%	12/14/25		993,202	829,324
TLC Purchaser, Inc. Delayed Draw Term Loan(c)(d)	United States	L + 4.75%		10/11/25		623,197	596,711
TLC Purchaser, Inc. Revolver Loan(c)(d)	United States	PRIME + 4.75%	7.10%	10/11/25		778,763	745,665
TLC Purchaser, Inc. Term Loan B(c)	United States	3M US L + 5.75%	6.75%	10/11/25		3,737,873	3,579,013
							7,961,061
CONSUMER GOODS: NON-DURABLE (0.60%)
Kronos Acquisition Intermediate, Inc., First Lien Initial Term Loan	Canada	1M US L + 4.00%	5.00%	05/15/23		1,233,049	1,115,397
Zeppelin Bidco Pty Limited(c)	Australia	3M BBSW + 6.00%	6.94%	06/28/24	AUD	1,804,348	1,062,687
							2,178,084
CONTAINERS, PACKAGING, & GLASS (1.65%)
Automate Intermediate Holdings II SARL(c)	Luxembourg	1M US L + 7.75%	8.74%	07/22/27		$1,090,250	1,054,817
BWay Holding Co., First Lien Initial Term Loan(f)	United States	3M US L + 3.25%	5.08%	04/03/24		1,151,858	952,448
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan(c)	United States	3M US L + 3.25%	5.16%	06/29/25		523,233	481,374
Flex Acquisition Co., Inc., First Lien Initial Term Loan(c)	United States	3M US L + 3.00%	4.90%	12/29/23		1,103,937	1,015,622
Klockner Pentaplast of America, Inc., First Lien Euro Term Loan	Luxembourg	1M EUR L + 4.75%	4.75%	06/30/22		€189,191	153,067
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan	United States	3M US L + 4.00%	5.08%	06/30/23		$652,453	575,790
Packaging Coordinators Midco, Inc., Second Lien Initial Term Loan	United States	3M US L + 8.75%	9.83%	07/01/24		512,500	459,969
Pro Mach Group, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 2.75%	3.68%	03/07/25		916,515	737,794
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan	United States	3M US L + 3.25%	4.32%	10/17/24		601,588	505,333
							5,936,214
ENERGY: ELECTRICITY (0.49%)
Infinite Electronics International, Inc., First Lien B-2 Term Loan(c)	United States	1M US L + 4.00%	4.99%	07/02/25		1,648,402	1,537,135

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
ENERGY: ELECTRICITY (continued)
Infinite Electronics International, Inc., Second Lien B-1 Term Loan(c)	United States	1M US L + 8.00%	8.99%	07/02/26	$240,000	$225,000
						1,762,135
ENERGY: OIL & GAS (0.88%)
BlackBrush Oil & Gas LP, First Lien Closing Date Term Loan(e)	United States	3M US L + 8.00%	9.73%	02/09/24	2,151,724	1,592,276
California Resources Corp., First Lien Term Loan	United States	3M US L + 10.375%	11.99%	12/31/21	647,730	47,190
Lower Cadence Holdings LLC, First Lien Initial Term Loan(c)	United States	1M US L + 4.00%	4.99%	05/22/26	901,438	549,877
Prairie ECI Acquiror LP, First Lien Initial Term Loan(f)	United States	3M US L + 4.75%	6.20%	03/11/26	303,462	161,518
Ultra Resources, Inc., First Lien Term Loan(g)	United States	3M US L + 4.00%	5.45%	04/12/24	1,673,259	818,500
						3,169,361
FIRE: FINANCE (0.59%)
Advisor Group Holdings, Inc., First Lien Initial B Term Loan	United States	1M US L + 5.00%	5.99%	07/31/26	1,692,029	1,287,346
ION Trading Technologies SARL, First Lien 2018 Initial Dollar Term Loan	Ireland	6M US L + 4.00%	5.07%	11/21/24	989,968	824,975
						2,112,321
FIRE: INSURANCE (0.30%)
Ivy Finco Limited, Facility B Term Loan(c)	Jersey	3M GBP L + 5.00%	5.27%	05/19/25	£451,074	549,072
Ivy Finco Limited, Term Loan, Acquisition Facility (Original)(c)(d)	Jersey	1M GBP L + 5.25%	5.73%	05/19/25	442,316	538,412
						1,087,484
FIRE: REAL ESTATE (0.46%)
Apollo Commercial Real Estate Finance, Inc., First Lien Initial Term Loan(c)(f)	United States	L + 2.75%		05/15/26	$454,545	356,818
Blackstone Mortgage Trust, Inc., First Lien 2019 New Term Loan(c)(f)	United States	L + 2.25%		04/23/26	233,628	204,425
Strand Court Limited Facility A Tranche 2(c)	United Kingdom	6M EUR L + 6.75%	7.25%	10/30/21	€238,533	260,447
Strand Court Limited Facility A Tranche 3(c)	United Kingdom	6M EUR L + 6.75%	7.25%	10/29/21	214,418	234,117
Strand Court Limited Facility A Tranche 4(c)	United Kingdom	3M EUR L + 6.75%	7.25%	02/13/23	343,068	363,235
Strand Court Limited Facility A Tranche 5(c)	United Kingdom	3M EUR L + 6.75%	7.25%	02/13/23	240,148	254,265
						1,673,307
FOREST PRODUCTS & PAPER (0.12%)
Solenis Holdings LLC, First Lien Initial Dollar Term Loan	United States	3M US L + 4.00%	5.61%	06/26/25	$14,844	11,974
Solenis Holdings LLC, Second Lien Initial Term Loan	United States	3M US L + 8.50%	10.11%	06/26/26	604,384	420,047
						432,021
HEALTHCARE & PHARMACEUTICALS (5.38%)
AEA Holdings SARL(c)(g)	Luxembourg	6M US L + 9.25%	11.18%	11/17/24	2,379,021	2,307,650
Amneal Pharmaceuticals LLC, First Lien Initial Term Loan(f)	United States	1M US L + 3.50%	4.50%	05/04/25	2,481,803	2,155,036
BioClinica Holding I LP, First Lien Initial Term Loan	United States	1M US L + 4.25%	5.25%	10/20/23	572,564	487,157
Chip Holdco, Ltd., First Lien B Term Loan(c)	United Kingdom	6M US L + 5.00%	6.92%	07/11/25	961,318	932,478
Curium BidCo SARL, First Lien Facility B Term Loan(c)	Luxembourg	3M US L + 4.00%	5.07%	07/09/26	396,359	376,541

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
HEALTHCARE & PHARMACEUTICALS (continued)
Envision Healthcare Corp., First Lien Initial Term Loan	United States	1M US L + 3.75%	4.74%	10/10/25	$470,166	$251,931
eResearchTechnology, Inc., First Lien Initial Term Loan	United States	3M US L + 4.50%	5.95%	02/04/27	1,116,148	990,023
Genesis Specialist Care Finance UK, Ltd., First Lien B Term Loan(c)(f)	United States	L + 5.00%		03/05/27	362,176	325,958
Genesis Specialist Care Finance UK, Ltd., First Lien Facility B4 Term Loan(c)(f)	United States	EUR L + 4.75%		03/05/27	€561,618	545,080
Golden State Buyer, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 4.75%	5.74%	06/21/26	$2,665,178	2,598,549
Mendel Bidco, Inc., Term Loan(c)	United States	3M US L + 4.50%	5.77%	06/17/27	2,715,805	2,647,910
Mertus 522. GmbH, Acquisition/Capex Facility(c)	Germany	3M EUR L + 5.75%	5.75%	05/28/26	€467,970	505,802
Mertus 522. GmbH, Facility B(c)	Germany	6M EUR L + 5.75%	5.75%	05/28/26	800,751	865,486
National Mentor Holdings, Inc., First Lien Initial C Term Loan(f)	United States	3M US L + 4.00%	5.46%	03/09/26	$34,324	31,206
National Mentor Holdings, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 4.00%	5.12%	03/09/26	643,507	585,054
Netsmart Technologies, Inc., First Lien D-1 Term Loan(c)	United States	3M US L + 3.75%	5.20%	04/19/23	180,963	164,676
Parexel International Corp., First Lien Initial Term Loan	United States	1M US L + 2.75%	3.74%	09/27/24	1,531,023	1,322,421
Soursop, Ltd., Acquisition/Capex Facility(c)(d)	Ireland	3M EUR L + 5.50%	5.75%	11/03/25	€1,119,435	1,203,760
Soursop, Ltd., First Lien Term Loan(c)	Ireland	3M EUR L + 5.50%	5.75%	11/03/25	432,376	464,947
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan	United States	1M US L + 3.00%	4.00%	06/23/24	$809,462	613,167
						19,374,832
HIGH TECH INDUSTRIES (6.72%)
AMI US Holdings Inc. Revolver Loan(c)(d)	United States	1M US L + 5.25%	5.92%	04/01/24	145,361	141,727
AMI US Holdings Inc. Term Loan(c)	United States	1M US L + 5.25%	6.25%	04/01/25	1,096,430	1,069,019
Castle US Holding Corp., First Lien Initial Dollar Term Loan	United States	1M US L + 3.75%	4.74%	01/29/27	203,302	165,692
CB Nike Intermediateco Ltd. Closing Date Term Loan(c)	Israel	3M US L + 5.00%	6.78%	10/31/25	2,480,000	2,424,200
CB Nike Intermediateco Ltd. Revolver Loan(c)	Israel	3M US L + 5.00%	6.45%	10/31/25	310,000	303,025
CMI Marketing, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 4.50%	5.50%	05/24/24	864,600	864,600
CMI Marketing, Inc., First Lien Revolving Term Loan(c)(d)	United States	3M US L + 4.50%	5.50%	05/24/23	120,000	120,000
Drilling Info Holdings, Inc. Delayed Draw Term Loan(c)(d)	United States	L + 2.00%		07/30/25	112,500	103,500
Drilling Info Holdings, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 4.25%	5.24%	07/30/25	1,922,176	1,768,402
Electronics for Imaging, Inc., First Lien Initial Term Loan	United States	3M US L + 5.00%	6.45%	07/23/26	976,194	813,492
Electronics for Imaging, Inc., Second Lien Initial Term Loan(c)	United States	3M US L + 9.00%	10.45%	07/23/27	2,227,800	1,977,172
Everest Bidco SAS, First Lien Facility B Term Loan	France	3M EUR L + 3.75%	3.75%	07/04/25	€947,437	705,327
Everest Bidco SAS, Second Lien Term Loan(c)	France	3M GBP L + 7.50%	8.10%	07/03/26	£378,378	453,533
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan(c)	United States	3M US L + 4.75%	6.44%	02/18/27	$293,485	253,865

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
HIGH TECH INDUSTRIES (continued)
Informatica LLC, Second Lien Initial Term Loan(c)(f)(h)	United States		7.13%	02/14/25	$383,283	$344,955
LTI Holdings, Inc., First Lien Initial Term Loan	United States	1M US L + 3.50%	4.49%	09/06/25	1,428,817	1,074,592
LTI Holdings, Inc., Second Lien Initial Term Loan	United States	1M US L + 6.75%	7.74%	09/06/26	275,478	149,309
MRI Software LLC, Delayed Draw Term Loan(c)(d)(g)	United States	L + 5.50%		02/10/26	341,810	338,391
MRI Software LLC, First Lien Closing Date Term Loan(c)(g)	United States	3M US L + 5.50%	6.57%	02/10/26	1,966,076	1,936,585
MRI Software LLC, First Lien Revolving Term Loan(c)(d)	United States	3M US L + 5.50%	6.57%	02/10/26	155,944	153,605
Utimaco Management GmbH(c)	Germany	6M EUR L + 4.50%	4.50%	08/09/27	€2,786,275	3,026,890
Vital Holdco Limited, Facility B1(c)	United Kingdom	3M US L + 5.25%	7.03%	05/29/26	$2,946,432	2,887,503
Vital Holdco Limited, Facility B2(c)	United Kingdom	3M EUR L + 5.25%	5.25%	05/29/26	€659,780	713,118
Zywave, Inc.(c)	United States	3M US L + 5.00%	6.78%	11/17/22	$2,443,875	2,425,546
						24,214,048
HOTEL, GAMING, & LEISURE (0.61%)
AMC Entertainment Holdings, Inc., First Lien B-1 Term Loan(f)	United States	L + 3.00%		04/22/26	286,262	213,131
Compass III, Ltd., First Lien Facility B2 Term Loan	Netherlands	6M EUR L + 4.50%	4.50%	05/09/25	€671,493	514,710
HNVR Holdco, Ltd., First Lien Facility C Term Loan	United Kingdom	6M EUR L + 4.50%	4.50%	09/12/25	1,353,619	939,471
IRB Holding Corp., First Lien 2020 Replacement B Term Loan	United States	3M US L + 2.75%	3.75%	02/05/25	$660,319	517,010
						2,184,322
MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.01%)
Catalina Marketing Corp., First Lien First-Out Term Loan(c)	United States	1M US L + 7.50%	8.50%	02/15/23	16,542	9,925
Checkout Holding Corp., First Lien Term Loan(g)	United States	1M US L + 10.50%	11.50%	08/15/23	85,720	32,574
						42,499
MEDIA: BROADCASTING & SUBSCRIPTION (0.52%)
Pug LLC, First Lien USD B Term Loan(c)	United States	1M US L + 3.50%	4.49%	02/12/27	991,743	862,817
Tele Columbus AG, First Lien Facility A2 Term Loan	Germany	6M EUR L + 3.00%	3.00%	10/15/24	€217,689	194,712
WideOpenWest Finance LLC, First Lien Eighth Amendment B Term Loan(f)	United States	L + 3.25%		08/18/23	$882,353	822,794
						1,880,323
MEDIA: DIVERSIFIED & PRODUCTION (1.41%)
Crown Finance US, Inc., First Lien Initial Dollar Tranche Term Loan(f)	United Kingdom	L + 2.25%		02/28/25	510,000	357,000
Getty Images, Inc., First Lien Initial Euro Term Loan	United States	1M EUR L + 5.00%	5.00%	02/19/26	€312,066	262,148
International Entertainment Investments, Ltd., First Lien C1 Term Loan(c)	United Kingdom	6M GBP L + 4.75%	5.61%	05/31/23	£619,048	749,694
International Entertainment Investments, Ltd., First Lien C2 Term Loan(c)	United Kingdom	6M GBP L + 4.75%	5.61%	05/31/23	380,952	461,350
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan	United States	3M US L + 3.75%	4.82%	09/13/24	$584,682	501,073
MH Sub I LLC, Second Lien Amendment No. 2 Initial Term Loan(c)	United States	3M US L + 7.50%	8.57%	09/15/25	393,373	332,401

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
MEDIA: DIVERSIFIED & PRODUCTION (continued)
Recorded Books, Inc., First Lien Initial Term Loan(f)	United States	L + 4.25%		08/29/25	$353,586	$312,924
Technicolor S.A., First Lien Euro Term Loan	France	3M EUR L + 3.50%	3.50%	12/06/23	€1,836,556	1,392,558
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan	United States	1M US L + 2.75%	4.04%	05/18/25	$870,083	698,241
						5,067,389
METALS & MINING (0.48%)
Hyperion Materials & Technologies, Inc., First Lien Initial Term Loan	United States	1M US L + 5.50%	6.50%	08/28/26	915,676	760,011
Murray Energy Corp., Facility Term Loan	United States	1M US L + 11.00%	13.00%	07/30/20	877,521	782,091
Murray Energy Corp., First Lien Superpriority B-2 Term Loan(e)	United States	3M US L + 7.25%	8.24%	10/17/22	1,567,358	184,948
						1,727,050
RETAIL (0.79%)
Ascena Retail Group, Inc., First Lien Tranche B Term Loan	United States	1M US L + 4.50%	5.50%	08/21/22	1,456,070	455,022
Casino, Guichard-Perrachon S.A., First Lien Facility Term Loan(f)	France	3M EUR L + 5.50%	5.50%	01/31/24	€1,339,120	1,367,204
Kirk Beauty One GmbH, First Lien Facility B1 Term Loan	Germany	6M EUR L + 3.50%	3.50%	08/12/22	86,242	58,496
Kirk Beauty One GmbH, First Lien Facility B2 Term Loan	Germany	6M EUR L + 3.50%	3.50%	08/12/22	24,198	16,413
Kirk Beauty One GmbH, First Lien Facility B3 Term Loan	Germany	6M EUR L + 3.50%	3.50%	08/12/22	77,165	52,340
Kirk Beauty One GmbH, First Lien Facility B4 Term Loan	France	6M EUR L + 3.50%	3.50%	08/12/22	50,869	34,504
Kirk Beauty One GmbH, First Lien Facility B5 Term Loan	France	6M EUR L + 3.50%	3.50%	08/12/22	9,292	6,302
Kirk Beauty One GmbH, First Lien Facility B6 Term Loan	Germany	6M EUR L + 3.50%	3.50%	08/12/22	37,779	25,625
Kirk Beauty One GmbH, First Lien Facility B7 Term Loan	Netherlands	6M EUR L + 3.50%	3.50%	08/12/22	27,528	18,672
Kirk Beauty One GmbH, First Lien Facility B8 Term Loan	Germany	6M EUR L + 3.25%	3.25%	08/12/22	216,743	147,525
MED ParentCo LP, First Lien Delayed Draw Term Loan(d)	United States	1M US L + 4.25%	4.92%	08/31/26	$151,398	127,175
MED ParentCo LP, First Lien Initial Term Loan	United States	1M US L + 4.25%	5.24%	08/31/26	604,611	507,876
Moran Foods, LLC, First Lien Term Loan(e)(g)	United States	3M US L + 6.00%	9.78%	12/05/23	131,133	9,179
Moran Foods, LLC, First Lien Term Loan (DIP)(c)(f)	United States	3M US L + 7.00%	8.43%	03/29/24	25,358	23,456
						2,849,789
SERVICES: BUSINESS (6.51%)
Alliant Holdings Intermediate LLC, First Lien 2018 Initial Term Loan	United States	1M US L + 3.00%	3.99%	05/09/25	1,043,068	956,494
AMCP Clean Acquisition Co. LLC, First Lien Delayed Draw Term Loan(c)	United States	3M US L + 4.25%	5.32%	06/16/25	161,712	120,071
AMCP Clean Acquisition Co. LLC, First Lien Term Loan(c)	United States	3M US L + 4.25%	5.32%	06/16/25	668,330	496,235
AqGen Ascensus, Inc., First Lien Replacement Term Loan	United States	3M US L + 4.00%	5.07%	12/05/22	1,666,989	1,522,511
AVSC Holding Corp., First Lien Initial Term Loan	United States	3M US L + 3.25%	4.89%	03/03/25	956,486	621,716

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
SERVICES: BUSINESS (continued)
Baring Private Equity Asia VI Holding, Ltd., First Lien Initial Dollar Term Loan(c)	Netherlands	1M US L + 3.00%	4.00%	10/26/22	$84,071	$78,186
BBD Bidco, Ltd., First Lien B1 Term Loan	United Kingdom	3M GBP L + 4.75%	5.45%	11/06/26	£819,435	880,412
BBD Parentco, Ltd., Second Lien Facility 1 Term Loan(c)	United Kingdom	3M GBP L + 8.25%	8.95%	09/06/27	1,445,511	1,301,712
Camelot U.S. Acquisition 1 Co., First Lien Initial Term Loan(c)	United States	1M US L + 3.25%	4.24%	10/30/26	$592,615	565,947
Comet Bidco, Ltd., First Lien Facility B Term Loan	United Kingdom	6M GBP L + 5.00%	5.73%	09/30/24	£469,565	421,395
Comet Bidco, Ltd., First Lien Facility B2 Term Loan	United Kingdom	3M US L + 5.00%	6.61%	09/30/24	$858,937	504,625
Copernicus Group, INC., First Lien Initial Term Loan(c)	United States	3M US L + 4.00%	5.87%	12/12/26	484,045	463,474
DiscoverOrg LLC, Second Lien Initial Term Loan(c)	United States	1M US L + 8.50%	10.08%	02/01/27	1,285,714	1,170,000
Inmar, Inc., Initial Term Loan (First Lien), First Lien Initial Term Loan	United States	3M US L + 4.00%	5.07%	05/01/24	520,556	403,431
Marnix SAS, First Lien Facility B (EUR) Term Loan	France	6M EUR L + 3.50%	3.50%	08/03/26	€464,705	449,739
Monotype Imaging Holdings, Inc., First Lien Term Loan(c)	United States	3M US L + 5.50%	6.95%	10/09/26	$1,836,891	1,423,591
MPH Acquisition Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 2.75%	4.20%	06/07/23	1,120,000	1,008,000
Park Place Technologies LLC, Second Lien Initial Term Loan	United States	1M US L + 8.00%	9.00%	03/29/26	276,817	271,626
Refine Intermediate, Inc. Facility B(c)	United States	3M US L + 4.75%	5.61%	03/03/27	1,915,751	1,867,857
Refine Intermediate, Inc. Revolving Facility(c)(d)	United States	3M GBP L + 4.75%	5.27%	09/03/26	467,256	455,575
Research Now Group, Inc., First Lien Initial Term Loan(c)	United States	3M US L + 5.50%	7.26%	12/20/24	1,167,883	1,051,095
Research Now Group, Inc., Second Lien Term Loan	United States	3M US L + 9.50%	11.26%	12/20/25	2,000,000	1,555,000
Salient CRGT, Inc., First Lien Initial Term Loan(c)	United States	6M US L + 6.50%	7.57%	02/28/22	1,491,862	1,230,786
Sophia LP, First Lien B Term Loan	United States	3M US L + 3.25%	4.70%	09/30/22	597,398	573,502
STG-Fairway Holdings LLC, First Lien Facility Term Loan	United States	3M US L + 3.50%	4.57%	01/31/27	343,863	297,442
Sumup Holdings Luxembourg SARL, Facility A(c)	Luxembourg	3M EUR L + 8.00%	9.00%	08/01/24	€1,396,226	1,512,951
Sumup Holdings Luxembourg SARL, Facility B(c)	Luxembourg	3M EUR L + 8.00%	9.00%	08/01/24	1,483,491	1,607,510
Swissport International AG, First Lien Initial Term Loan(f)	Luxembourg	EUR L + 4.50%		08/14/24	272,145	178,374
Upstream Rehabilitation, Inc., Second Lien Term Loan(c)	United States	3M US L + 8.50%	9.57%	10/22/27	$456,140	451,579
						23,440,836
SERVICES: CONSUMER (1.93%)
Ancestry.com Operations, Inc., First Lien Extended Term Loan	United States	1M US L + 4.25%	5.25%	08/27/26	707,323	569,395
Dentalcorp Health Services ULC, First Lien Initial Term Loan	Canada	1M US L + 3.75%	4.75%	06/06/25	125,762	99,981
GI Chill Acquisition LLC, First Lien Initial Term Loan(c)	United States	3M US L + 4.00%	5.45%	08/06/25	956,498	827,371
Pearl Intermediate Parent LLC, First Lien Initial Term Loan	United States	1M US L + 2.75%	3.74%	02/14/25	958,287	801,770

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
SERVICES: CONSUMER (continued)
Titan Acquisitionco New Zealand, Ltd., First Lien 2020 Refinancing Term Loan	United States	3M US L + 4.00%	5.45%	05/01/26	$483,827	$421,534
Trafalgar Bidco, Ltd., First Lien Term Loan(c)	United Kingdom	3M GBP L + 5.00%	5.25%	09/11/24	£1,502,760	1,801,244
WeddingWire, Inc., Second Lien Initial Dollar Term Loan(c)	United States	3M US L + 8.25%	9.70%	12/21/26	$533,333	493,333
Weld North Education LLC, First Lien Initial Term Loan(c)	United States	3M US L + 4.25%	5.71%	02/15/25	1,043,020	938,718
West Corp., First Lien Initial B Term Loan	United States	3M US L + 4.00%	5.45%	10/10/24	221,253	168,042
Wink Holdco, Inc., First Lien Initial Term Loan	United States	3M US L + 3.00%	4.45%	12/02/24	984,277	840,573
						6,961,961
TELECOMMUNICATIONS (2.32%)
Frontier Communications Corp., First Lien B-1 Term Loan	United States	3M US L + 3.75%	5.35%	06/15/24	1,807,355	1,727,434
Greeneden U.S. Holdings I LLC, First Lien Tranche B-3 Dollar Term Loan(c)	United States	1M US L + 3.25%	4.24%	12/01/23	931,510	880,277
GTT Communications, Inc., First Lien Closing Date U.S. Term Loan	United States	1M US L + 2.75%	3.74%	05/31/25	910,390	662,309
Horizon Telcom, Inc., First Lien Delayed Draw Term Loan(c)(d)	United States	1M US L + 4.75%	6.33%	06/15/23	86,774	85,472
Horizon Telcom, Inc., First Lien Revolving Term Loan(c)	United States	1M US L + 4.75%	5.75%	06/15/23	5,793	5,706
Horizon Telcom, Inc., First Lien Term Loan(c)	United States	1M US L + 4.75%	6.33%	06/15/23	684,745	674,474
Intelsat Jackson Holdings S.A., First Lien Tranche B-3 Term Loan	Luxembourg	3M US L + 3.75%	5.68%	11/27/23	177,721	164,725
Intelsat Jackson Holdings S.A., First Lien Tranche B-5 Term Loan(h)	Luxembourg		6.63%	01/02/24	289,875	272,120
LOGIX Holding Co. LLC, First Lien Initial Term Loan(c)	United States	1M US L + 5.75%	6.74%	12/22/24	337,500	278,438
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan(c)	United States	1M US L + 3.25%	4.25%	12/15/23	943,215	801,733
Masergy Holdings, Inc., Second Lien Initial Term Loan	United States	3M US L + 7.50%	8.56%	12/16/24	462,778	383,335
Masmovil Ibercom, S.A., First Lien Facility B Term Loan	Spain	6M EUR L + 2.63%	2.63%	05/07/26	€969,454	1,004,166
Matterhorn Telecom S.A., First Lien Facility B1 Term Loan	Luxembourg	3M EUR L + 2.88%	2.88%	09/15/26	369,547	371,910
Mavenir Systems, Inc., First Lien Initial Term Loan(c)	United States	3M US L + 6.00%	7.00%	05/08/25	$239,969	208,773
Pulsant Acquisitions, Ltd., Facility B Term Loan, First Lien Term Loan(c)	United Kingdom	6M GBP L + 5.25%	6.25%	05/31/23	£710,227	838,062
						8,358,934
TRANSPORTATION: CARGO (0.60%)
Drive Chassis Holdco LLC, Second Lien B Term Loan(c)	United States	3M US L + 8.25%	10.08%	04/10/26	$918,451	665,877
Grammer Purchaser, Inc., First Lien Revolving Term Loan(c)(d)	United States	3M US L + 4.50%	6.09%	09/30/24	90,000	89,100
Grammer Purchaser, Inc., First Lien Term Loan(c)	United States	3M US L + 4.50%	5.50%	09/30/24	1,415,589	1,401,433
						2,156,410

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
TRANSPORTATION: CONSUMER (0.58%)
Lakeland Tours LLC, First Lien Initial Term Loan	United States	3M US L + 4.25%	5.25%	12/16/24	$885,348	$652,205
Safe Fleet Holdings LLC, Second Lien Initial Term Loan	United States	3M US L + 6.75%	7.75%	02/02/26	667,223	525,438
Toro Private Holdings III, Ltd., First Lien Initial Term Loan	United Kingdom	3M US L + 5.00%	6.07%	05/29/26	403,588	264,753
Toro Private Holdings III, Ltd., Second Lien Initial Term Loan(c)	United Kingdom	3M US L + 9.00%	10.07%	05/28/27	899,835	652,381
						2,094,777
UTILITIES: OIL & GAS (0.09%)
Traverse Midstream Partners LLC, First Lien Advance Term Loan	United States	1M US L + 4.00%	5.00%	09/27/24	545,453	312,817

WHOLESALE (0.46%)
Akita Bidco SARL, First Lien Facility B3 Term Loan	Luxembourg	3M EUR L + 3.50%	3.50%	11/10/25	€203,827	185,910
DXP Enterprises, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 4.75%	5.75%	08/29/23	$27,785	25,145
Specialty Building Products Holdings LLC, First Lien 2018 Initial Term Loan	United States	1M US L + 5.75%	6.74%	10/01/25	675,643	579,928
SRS Distribution, Inc., First Lien Initial Term Loan	United States	3M US L + 3.00%	4.07%	05/23/25	999,483	859,556
						1,650,539
TOTAL BANK LOANS
(Cost $213,380,018)						186,758,367

CORPORATE BONDS (24.62%)(h)
AEROSPACE & DEFENSE (2.05%)(i)
Bombardier, Inc.	Canada		6.13%	01/15/23	$348,000	247,517
Bombardier, Inc.	Canada		7.50%	03/15/25	88,000	61,600
Bombardier, Inc.	Canada		7.88%	04/15/27	1,555,000	1,084,729
F-Brasile SpA	Italy		7.38%	08/15/26	2,105,000	2,105,000
Global Aircraft Leasing Co., Ltd.(g)	Cayman Islands		6.50% Cash and 7.25% PIK	09/15/24	666,000	433,899
SSL Robotics LLC	United States		9.75%	12/31/23	943,000	978,363
TransDigm, Inc.	United States		5.50%	11/15/27	1,127,000	1,017,737
Wolverine Escrow LLC	United States		8.50%	11/15/24	65,000	52,243
Wolverine Escrow LLC	United States		9.00%	11/15/26	1,692,000	1,384,065
						7,365,153
AUTOMOTIVE (0.84%)(i)
AAG FH LP	Canada		9.75%	07/15/24	1,303,000	1,140,125
KAR Auction Services, Inc.	United States		5.13%	06/01/25	103,000	99,009
Midas Intermediate Holdco II LLC	United States		7.88%	10/01/22	1,519,000	984,974
Truck Hero, Inc.	United States		8.50%	04/21/24	897,000	806,453
						3,030,561
BANKING (0.34%)(i)
AG Issuer LLC	United States		6.25%	03/01/28	1,446,000	1,225,485

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
BEVERAGE, FOOD, & TOBACCO (0.98%)(i)
Aramark Services, Inc.	United States		5.00%	02/01/28	$994,000	$930,553
Chobani LLC	United States		7.50%	04/15/25	677,000	621,127
H-Food Holdings LLC	United States		8.50%	06/01/26	2,322,000	1,856,821
Post Holdings, Inc.	United States		5.75%	03/01/27	121,000	124,833
						3,533,334
CAPITAL EQUIPMENT (2.54%)
3M Co.	United States		3.05%	04/15/30	337,000	353,381
Cleaver-Brooks, Inc.(i)	United States		7.88%	03/01/23	437,000	366,532
CPG Merger Sub LLC(i)	United States		8.00%	10/01/21	1,660,000	1,625,306
EnPro Industries, Inc.	United States		5.75%	10/15/26	759,000	745,154
Gates Global LLC(i)	United States		6.25%	01/15/26	875,000	779,192
Granite US Holdings Corp.(i)	United States		11.00%	10/01/27	514,000	445,359
Manitowoc Co., Inc.(i)	United States		9.00%	04/01/26	1,347,000	1,201,682
Masonite International Corp.(i)	United States		5.38%	02/01/28	642,000	634,521
Novafives SAS, Series Reg S(b)(j)	France	3M EUR L + 4.50%	4.50%	06/15/25	€456,000	259,634
RBS Global, Inc.(i)	United States		4.88%	12/15/25	$765,000	720,989
Resideo Funding, Inc.(i)	United States		6.13%	11/01/26	1,323,000	1,164,339
Standard Industries, Inc.(i)	United States		4.75%	01/15/28	738,000	684,803
TriMas Corp.(i)	United States		4.88%	10/15/25	184,000	174,685
						9,155,577
CHEMICALS, PLASTICS, & RUBBER (2.38%)(i)
Compass Minerals International, Inc.	United States		4.88%	07/15/24	450,000	426,935
Compass Minerals International, Inc.	United States		6.75%	12/01/27	897,000	814,745
Ingevity Corp.	United States		4.50%	02/01/26	840,000	792,576
Innophos Holdings, Inc.	United States		9.38%	02/15/28	694,000	678,385
Kraton Polymers LLC	United States		7.00%	04/15/25	875,000	781,751
Neon Holdings, Inc.	United States		10.13%	04/01/26	1,937,000	1,748,883
Nufarm Australia, Ltd.	Australia		5.75%	04/30/26	835,000	736,500
Trinseo Materials Operating SCA	United States		5.38%	09/01/25	1,378,000	1,171,300
Venator Finance SARL	United States		5.75%	07/15/25	1,816,000	1,430,100
						8,581,175
CONSTRUCTION & BUILDING (0.46%)(i)
American Builders & Contractors Supply Co., Inc.	United States		5.88%	05/15/26	733,000	702,251
Summit Materials LLC	United States		5.13%	06/01/25	386,000	362,355
Summit Materials LLC	United States		6.50%	03/15/27	625,000	595,964
						1,660,570
CONSUMER GOODS: NON-DURABLE (0.50%)(i)
Kronos Acquisition Holdings, Inc.	Canada		9.00%	08/15/23	1,263,000	1,046,705
Mattel, Inc.	United States		5.88%	12/15/27	740,000	758,907
						1,805,612
CONTAINERS, PACKAGING, & GLASS (0.58%)(i)
Berry Global, Inc.	United States		4.50%	02/15/26	206,000	201,726
Mauser Packaging Solutions Holding Co.	United States		7.25%	04/15/25	1,277,000	976,943
Silgan Holdings, Inc.	United States		2.25%	06/01/28	€149,000	146,420
Trivium Packaging Finance BV	Netherlands		8.50%	08/15/27	$760,000	768,018
						2,093,107
ENERGY: OIL & GAS (1.02%)
Alta Mesa Holdings LP(e)	United States		7.88%	12/15/24	968,000	15,730
Bruin E&P Partners LLC(i)	United States		8.88%	08/01/23	638,000	54,230
Buckeye Partners LP(i)	United States		4.50%	03/01/28	318,000	263,145
Comstock Resources, Inc.	United States		9.75%	08/15/26	365,000	261,748

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
ENERGY: OIL & GAS (continued)
Covey Park Energy LLC(i)	United States		7.50%	05/15/25	$358,000	$255,970
Great Western Petroleum LLC(i)	United States		9.00%	09/30/21	907,000	588,371
Magnolia Oil & Gas Operating LLC(i)	United States		6.00%	08/01/26	221,000	138,125
Moss Creek Resources Holdings, Inc.(i)	United States		7.50%	01/15/26	997,000	297,647
Parsley Energy LLC(i)	United States		4.13%	02/15/28	89,000	61,188
Parsley Energy LLC(i)	United States		5.38%	01/15/25	231,000	180,168
QEP Resources, Inc.	United States		5.25%	05/01/23	1,511,000	570,402
SM Energy Co.	United States		5.63%	06/01/25	1,415,000	397,976
Targa Resources Partners LP(i)	United States		5.50%	03/01/30	578,000	451,563
Ultra Resources, Inc.(g)	United States		11.00% Cash and 0.25% PIK	07/12/24	299,692	19,480
Vine Oil & Gas LP(i)	United States		9.75%	04/15/23	401,000	104,761
						3,660,504
FIRE: FINANCE (1.00%)
Advisor Group Holdings, Inc.(i)	United States		10.75%	08/01/27	1,107,000	972,547
Credit Acceptance Corp.	United States		6.63%	03/15/26	441,000	418,950
Intrum AB(j)	Sweden		3.50%	07/15/26	€489,000	392,219
LPL Holdings, Inc.(i)	United States		4.63%	11/15/27	$1,772,000	1,633,997
Springleaf Finance Corp.	United States		5.38%	11/15/29	193,000	177,766
						3,595,479
FIRE: INSURANCE (0.13%)(i)
Tempo Acquisition LLC	United States		6.75%	06/01/25	510,000	470,490

FIRE: REAL ESTATE (0.45%)
Crown Castle International Corp.	United States		3.30%	07/01/30	222,000	220,177
Crown Castle International Corp.	United States		4.15%	07/01/50	74,000	73,186
Ladder Capital Finance Holdings LLLP(i)	United States		4.25%	02/01/27	1,125,000	897,188
VICI Properties LP(i)	United States		4.63%	12/01/29	397,000	363,473
VICI Properties LP / VICI Note Co., Inc.(i)	United States		4.13%	08/15/30	77,000	73,391
						1,627,415
FOREST PRODUCTS & PAPER (0.71%)(i)
LABL Escrow Issuer LLC	United States		6.75%	07/15/26	2,111,000	1,953,988
LABL Escrow Issuer LLC	United States		10.50%	07/15/27	656,000	616,291
						2,570,279
HEALTHCARE & PHARMACEUTICALS (0.79%)
Acadia Healthcare Co., Inc.	United States		6.50%	03/01/24	787,000	772,248
Bausch Health Cos., Inc.(i)	United States		5.25%	01/30/30	189,000	178,133
Ortho-Clinical Diagnostics, Inc.(i)	United States		7.25%	02/01/28	1,081,000	937,659
Select Medical Corp.(i)	United States		6.25%	08/15/26	959,000	964,279
						2,852,319
HIGH TECH INDUSTRIES (1.41%)(i)
Banff Merger Sub, Inc.	United States		9.75%	09/01/26	1,670,000	1,482,250
CDK Global, Inc.	United States		5.25%	05/15/29	836,000	855,855
Genesys Telecommunications Laboratories, Inc.	United States		10.00%	11/30/24	655,000	674,025
Presidio Holdings, Inc.	United States		4.88%	02/01/27	311,000	281,649
Presidio Holdings, Inc.	United States		8.25%	02/01/28	437,000	388,384
Verscend Escrow Corp.	United States		9.75%	08/15/26	1,394,000	1,401,939
						5,084,102

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
HOTEL, GAMING, & LEISURE (1.29%)(i)
Boyd Gaming Corp.	United States		4.75%	12/01/27	$1,255,000	$1,042,340
Churchill Downs, Inc.	United States		4.75%	01/15/28	176,000	154,097
Scientific Games International, Inc.	United States		5.00%	10/15/25	255,000	223,762
Scientific Games International, Inc.	United States		7.00%	05/15/28	260,000	161,343
Scientific Games International, Inc.	United States		7.25%	11/15/29	1,188,000	741,847
Scientific Games International, Inc.	United States		8.25%	03/15/26	1,511,000	975,701
Station Casinos LLC	United States		4.50%	02/15/28	1,264,000	1,033,320
Yum! Brands, Inc.	United States		7.75%	04/01/25	308,000	324,170
						4,656,580
MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.46%)(i)
Cimpress PLC	Netherlands		7.00%	06/15/26	875,000	777,475
Live Nation Entertainment, Inc.	United States		4.75%	10/15/27	970,000	873,533
						1,651,008
MEDIA: BROADCASTING & SUBSCRIPTION (0.89%)(i)
Cumulus Media New Holdings, Inc.	United States		6.75%	07/01/26	209,000	188,230
Diamond Sports Group LLC	United States		5.38%	08/15/26	885,000	724,056
Diamond Sports Group LLC	United States		6.63%	08/15/27	622,000	419,414
Entercom Media Corp.	United States		6.50%	05/01/27	1,180,000	1,033,730
iHeartCommunications, Inc.	United States		5.25%	08/15/27	284,000	249,054
Radiate Holdco LLC	United States		6.88%	02/15/23	635,000	583,403
						3,197,887
MEDIA: DIVERSIFIED & PRODUCTION (0.48%)
Getty Images, Inc.(i)	United States		9.75%	03/01/27	1,140,000	845,262
National CineMedia LLC	United States		5.75%	08/15/26	802,000	544,191
Walt Disney Co.	United States		2.00%	09/01/29	337,000	329,592
						1,719,045
METALS & MINING (0.00%)(e)(g)(i)(k)
Murray Energy Corp.	United States		9.00% Cash and 3.00% PIK	04/15/24	1,551,935	1,955

RETAIL (0.53%)
Asbury Automotive Group, Inc.(i)	United States		4.50%	03/01/28	30,000	25,725
Asbury Automotive Group, Inc.(i)	United States		4.75%	03/01/30	123,000	105,472
Home Depot, Inc.	United States		3.30%	04/15/40	253,000	260,030
Maxeda DIY Holding BV(j)	Netherlands		6.13%	07/15/22	€471,000	268,068
Party City Holdings, Inc.(i)	United States		6.13%	08/15/23	$57,000	13,680
Party City Holdings, Inc.(i)	United States		6.63%	08/01/26	1,428,000	149,940
Sally Holdings LLC	United States		5.63%	12/01/25	1,330,000	1,093,932
						1,916,847
SERVICES: BUSINESS (1.17%)
Aptim Corp.(i)	United States		7.75%	06/15/25	241,000	84,048
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.(i)	United States		5.75%	07/15/27	380,000	305,016
La Financiere Atalian SASU, Series Reg S(j)	France		4.00%	05/15/24	€304,000	191,830
La Financiere Atalian SASU, Series Reg S(j)	France		5.13%	05/15/25	113,000	73,018
MDC Partners, Inc.(i)	United States		6.50%	05/01/24	$1,807,000	1,368,803
MEDNAX, Inc.(i)	United States		6.25%	01/15/27	166,000	134,472
MPH Acquisition Holdings LLC(i)	United States		7.13%	06/01/24	1,315,000	1,153,952
Promontoria Holding 264 BV, Series Reg S(b)(j)	Netherlands	3M EUR L + 6.25%	6.25%	08/15/23	€1,141,000	643,359
Sophia LP(i)	United States		9.00%	09/30/23	$250,000	248,439

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
SERVICES: BUSINESS (continued)
						$4,202,937
SERVICES: CONSUMER (0.15%)(i)
Cedar Fair LP	United States		5.25%	07/15/29	643,000	546,904

TELECOMMUNICATIONS (1.68%)
CenturyLink, Inc.(i)	United States		4.00%	02/15/27	1,415,000	1,361,938
CommScope Technologies LLC(i)	United States		6.00%	06/15/25	1,129,000	1,041,728
CommScope, Inc.(i)	United States		6.00%	03/01/26	640,000	642,638
Connect Finco SARL(i)	United Kingdom		6.75%	10/01/26	641,000	532,030
Front Range BidCo, Inc.(i)	United States		6.13%	03/01/28	584,000	558,085
Intelsat Jackson Holdings S.A.	Luxembourg		5.50%	08/01/23	610,000	378,965
Intelsat Jackson Holdings S.A.(i)	Luxembourg		9.50%	09/30/22	171,000	175,863
United Group BV(i)	Netherlands		3.13%	02/15/26	€475,000	444,221
United Group BV(i)	Netherlands		3.63%	02/15/28	707,000	636,354
United Group BV(b)(i)	Netherlands	3M EUR L + 3.25%	3.25%	02/15/26	309,000	269,861
						6,041,683
TRANSPORTATION: CARGO (0.22%)
Cargo Aircraft Management, Inc.(i)	United States		4.75%	02/01/28	$289,000	270,215
Naviera Armas S.A., Series Reg S(b)(j)	Spain	3M EUR L + 4.25%	4.25%	11/15/24	€497,000	203,087
Naviera Armas S.A., Series Reg S(b)(j)	Spain	3M EUR L + 6.50%	6.50%	07/31/23	732,000	302,746
						776,048
TRANSPORTATION: CONSUMER (0.96%)(i)
American Airlines Group, Inc.	United States		3.75%	03/01/25	$207,000	146,064
Sabre Global, Inc.	United States		5.25%	11/15/23	1,031,000	945,912
Uber Technologies, Inc.	United States		7.50%	09/15/27	1,026,000	1,020,639
VistaJet Malta Finance PLC	Switzerland		10.50%	06/01/24	1,641,000	1,337,423
						3,450,038
UTILITIES: ELECTRIC (0.33%)(i)
Calpine Corp.	United States		4.50%	02/15/28	578,000	562,394
Calpine Corp.	United States		5.13%	03/15/28	685,000	635,338
						1,197,732
UTILITIES: WATER (0.06%)(i)
Core & Main LP	United States		6.13%	08/15/25	240,000	224,993

WHOLESALE (0.22%)(i)
Beacon Roofing Supply, Inc.	United States		4.50%	11/15/26	87,000	80,610
SRS Distribution, Inc.	United States		8.25%	07/01/26	614,000	557,845
TPro Acquisition Corp.	United States		11.00%	10/15/24	174,000	166,170
						804,625
TOTAL CORPORATE BONDS
(Cost $108,217,202)						88,699,444

COLLATERALIZED LOAN OBLIGATIONS (6.98%)(i)
DEBT (4.30%)(b)
Allegro CLO X, Ltd., Series 2019-1A	Cayman Islands	3M US L + 6.88%	8.70%	04/20/32	$400,000	232,008
AMMC CLO XI, Ltd., Series 2018-11A	Cayman Islands	3M US L + 5.80%	7.57%	04/30/31	400,000	297,606
AMMC CLO XVIII, Ltd., Series 2018-18A	Cayman Islands	3M US L + 6.00%	7.65%	05/26/31	600,000	330,416

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
DEBT (continued)
Atlas Senior Loan Fund V, Ltd., Series 2017-1A	Cayman Islands	3M US L + 2.60%	4.44%	07/16/29	$800,000	$694,466
Atlas Senior Loan Fund VII, Ltd., Series 2018-7A	Cayman Islands	3M US L + 6.40%	8.04%	11/27/31	300,000	142,300
Atlas Senior Loan Fund X, Ltd., Series 2018-10A	Cayman Islands	3M US L + 1.85%	3.68%	01/15/31	400,000	335,096
Atlas Senior Loan Fund XIII, Series 2019-13A	Cayman Islands	3M US L + 6.95%	8.75%	04/22/31	400,000	242,341
Atlas Senior Loan Fund XIV, Series 2019-14A	Cayman Islands	3M US L + 6.94%	8.76%	07/20/32	500,000	298,410
Barings Euro CLO 2018-1 BV, Series 2018-1X	Netherlands	3M EUR L + 1.50%	1.50%	04/15/31	€300,000	265,796
BlueMountain CLO 2016-3, Ltd., Series 2018-3A	Cayman Islands	3M US L + 2.20%	3.89%	11/15/30	$300,000	250,687
BlueMountain CLO 2016-3, Ltd., Series 2018-3A	Cayman Islands	3M US L + 5.95%	7.64%	11/15/30	300,000	182,066
Canyon Capital CLO 2014-1, Ltd., Series 2018-1A	Cayman Islands	3M US L + 1.80%	3.57%	01/30/31	350,000	296,434
Carlyle Global Market Strategies CLO 2013-3, Ltd., Series 2017-3A	Cayman Islands	3M US L + 1.70%	3.53%	10/15/30	300,000	257,775
Carlyle Global Market Strategies CLO 2013-3, Ltd., Series 2017-3A	Cayman Islands	3M US L + 5.50%	7.33%	10/15/30	400,000	236,196
Carlyle Global Market Strategies CLO 2014-4-R, Ltd., Series 2018-4RA	Cayman Islands	3M US L + 1.90%	3.73%	07/15/30	400,000	332,988
Carlyle Global Market Strategies CLO 2015-5, Ltd., Series 2019-5A	Cayman Islands	3M US L + 6.70%	8.52%	01/20/32	400,000	261,537
Carlyle Global Market Strategies CLO 2017-3, Ltd., Series 2017-3A	Cayman Islands	3M US L + 6.11%	7.93%	07/20/29	400,000	233,724
Cent CLO 21, Ltd., Series 2018-21A	Cayman Islands	3M US L + 2.35%	4.14%	07/27/30	300,000	259,657
CIFC Funding 2013-III-R, Ltd., Series 2018-3RA	Cayman Islands	3M US L + 5.90%	7.70%	04/24/31	500,000	312,493
CIFC Funding 2014-II-R, Ltd., Series 2018-2RA	Cayman Islands	3M US L + 5.69%	7.49%	04/24/30	300,000	180,232
Dryden 59 Euro CLO 2017 BV, Series 2018-59A	Netherlands	3M EUR L + 1.55%	1.55%	05/15/32	€300,000	258,045
Greywolf CLO III, Ltd., Series 2020-3RA	Cayman Islands	3M US L + 6.92%	8.72%	04/15/33	$500,000	332,294
Highbridge Loan Management 2013-2, Ltd., Series 2017-2A	Cayman Islands	3M US L + 1.90%	3.72%	10/20/29	300,000	255,937
Highbridge Loan Management 6-2015, Ltd., Series 2018-2015	Cayman Islands	3M US L + 5.10%	6.84%	02/05/31	300,000	168,101
ICG US CLO 2015-2R, Ltd., Series 2020-2RA	Cayman Islands	3M US L + 6.99%	8.71%	01/16/33	600,000	345,664
Jamestown CLO XV, Ltd., Series 2020-15A	Cayman Islands	3M US L + 7.00%	7.00%	04/15/33	500,000	288,934
KKR CLO 10, Ltd., Series 2017-10	Cayman Islands	3M US L + 6.50%	7.24%	09/15/29	350,000	225,819
KKR CLO 14, Ltd., Series 2018-14	Cayman Islands	3M US L + 6.15%	7.98%	07/15/31	400,000	231,668
Mountain View CLO 2015-9, Ltd., Series 2018-9A	Cayman Islands	3M US L + 6.08%	7.91%	07/15/31	700,000	391,672
Mountain View CLO 2017-2 LLC, Series 2018-2A	Cayman Islands	3M US L + 5.96%	7.80%	01/16/31	500,000	288,237
MP CLO III, Ltd., Series 2017-1A	Cayman Islands	3M US L + 2.00%	3.82%	10/20/30	300,000	250,892
Northwoods Capital XVIII, Ltd., Series 2019-18A	Cayman Islands	3M US L + 6.58%	8.27%	05/20/32	400,000	227,132
Oaktree CLO 2018-1, Ltd., Series 2018-1A	Cayman Islands	3M US L + 6.15%	7.97%	10/20/30	300,000	170,482
Oaktree CLO 2019-1, Ltd., Series 2019-1A	Cayman Islands	3M US L + 6.80%	8.60%	04/22/30	400,000	227,429
Oaktree CLO 2019-2, Ltd., Series 2019-2A	Cayman Islands	3M US L + 6.77%	8.60%	04/15/31	500,000	327,238

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
DEBT (continued)
Octagon Investment Partners 18-R, Ltd., Series 2018-18A	Cayman Islands	3M US L + 2.70%	4.54%	04/16/31	$300,000	$220,597
OZLM Funding IV, Ltd., Series 2017-4A	Cayman Islands	3M US L + 6.30%	8.10%	10/22/30	693,421	420,494
OZLM XVIII, Ltd., Series 2018-18A	Cayman Islands	3M US L + 1.85%	3.68%	04/15/31	700,000	597,218
OZLM XXII, Ltd., Series 2018-22A	Cayman Islands	3M US L + 1.80%	3.64%	01/17/31	300,000	257,324
Regatta XIII Funding, Ltd., Series 2018-2A	Cayman Islands	3M US L + 5.95%	7.78%	07/15/31	900,000	510,568
Sound Point CLO II, Ltd., Series 2018-1A	Cayman Islands	3M US L + 1.85%	3.64%	01/26/31	300,000	248,596
Sound Point CLO II, Ltd., Series 2018-1A	Cayman Islands	3M US L + 5.50%	7.29%	01/26/31	300,000	168,007
Sound Point CLO IV-R, Ltd., Series 2018-3RA	Cayman Islands	3M US L + 2.25%	4.07%	04/18/31	900,000	740,917
Sound Point CLO XXII, Ltd., Series 2019-1A	Cayman Islands	3M US L + 6.30%	8.12%	01/20/32	300,000	174,202
Symphony CLO XV, Ltd., Series 2018-15A	Cayman Islands	3M US L + 6.33%	8.17%	01/17/32	1,000,000	644,625
Venture XV CLO, Ltd., Series 2019-15A	Cayman Islands	3M US L + 2.80%	4.63%	07/15/32	400,000	322,583
Venture XXII CLO, Ltd., Series 2015-22A	Cayman Islands	3M US L + 5.65%	7.48%	01/15/31	300,000	168,014
Venture XXX CLO, Ltd., Series 2017-30A	Cayman Islands	3M US L + 6.30%	8.13%	01/15/31	200,000	120,342
Venture XXXII CLO, Ltd., Series 2018-32A	Cayman Islands	3M US L + 5.75%	7.57%	07/18/31	300,000	166,980
Venture XXXIII CLO, Ltd., Series 2018-33A	Cayman Islands	3M US L + 5.95%	7.78%	07/15/31	200,000	111,156
Venture XXXIV CLO, Ltd., Series 2018-34A	Cayman Islands	3M US L + 6.13%	7.96%	10/15/31	200,000	112,670
Venture XXXV CLO, Ltd., Series 2018-35A	Cayman Islands	3M US L + 6.20%	8.00%	10/22/31	300,000	167,255
Venture XXXVI CLO, Ltd., Series 2019-36A	Cayman Islands	3M US L + 6.92%	8.74%	04/20/32	300,000	198,974
Zais Clo 7, Ltd., Series 2017-2A	Cayman Islands	3M US L + 1.80%	3.63%	04/15/30	600,000	511,767
						15,494,061
EQUITY (2.68%)(l)
ARES XLVII CLO, Ltd., Series 2018-47A	Cayman Islands		12.48%	04/15/30	$1,100,000	611,641
Bardot CLO, Ltd., Series 2019-2A	Cayman Islands		12.59%	10/22/32	1,100,000	960,243
Barings CLO, Ltd., Series 2019-3A	Cayman Islands		9.55%	04/20/31	1,200,000	794,785
Carlyle Global Market Strategies CLO 2017-5, Ltd., Series 2017-5A	Cayman Islands		12.82%	01/20/30	700,000	305,876
CIFC Funding 2018-I, Ltd., Series 2018-1A	Cayman Islands		11.01%	04/18/31	200,000	115,874
CIFC Funding 2018-II, Ltd., Series 2018-2A	Cayman Islands		11.26%	04/20/31	300,000	173,569
CIFC Funding 2019-I, Ltd., Series 2019-1A	Cayman Islands		8.22%	04/20/32	1,100,000	642,568
Dryden 40 Senior Loan Fund, Series 2015-40A	Cayman Islands		15.64%	08/15/31	800,000	324,715
Dryden 64 CLO, Ltd., Series 2018-64A	Cayman Islands		13.11%	04/18/31	900,000	479,601
Madison Park Funding XXI, Ltd., Series 2016-21A	Cayman Islands		7.99%	07/25/29	500,000	170,756
Madison Park Funding XXVI, Ltd., Series 2017-26A	Cayman Islands		12.23%	07/29/47	500,000	151,976
Midocean Credit CLO, Ltd., Series 2018-8A	Cayman Islands		10.88%	02/20/31	300,000	122,194
Octagon Investment Partners 37, Ltd., Series 2018-2A	Cayman Islands		13.04%	07/25/30	1,000,000	502,684
OZLM XIX, Ltd., Series 2017-19A	Cayman Islands		13.66%	11/22/30	1,100,000	413,306
Parallel 2018-1, Ltd., Series 2018-1A	Cayman Islands		14.58%	04/20/31	1,200,000	393,128
RR 4, Ltd., Series 2018-4A	Cayman Islands		12.47%	04/15/18	1,000,000	548,256
Sound Point CLO XIX, Ltd., Series 2018-1A	Cayman Islands		10.02%	04/15/31	400,000	196,530
Sound Point CLO XVII, Ltd., Series 2017-3A	Cayman Islands		12.00%	10/20/30	600,000	242,100
Sound Point CLO XX, Ltd., Series 2018-2A	Cayman Islands		10.35%	07/26/31	500,000	265,719
Sound Point CLO XXI, Ltd., Series 2018-3A	Cayman Islands		10.39%	10/26/31	1,200,000	593,987
Venture CDO, Ltd., Series 2017-30A	Cayman Islands		11.73%	01/15/31	600,000	270,380
Vibrant CLO VIII, Ltd., Series 2018-8A	Cayman Islands		14.04%	01/20/31	500,000	215,155
Voya, Ltd., Series 2017-1A	Cayman Islands		12.10%	04/17/30	505,000	145,128
Voya, Ltd., Series 2018-1A	Cayman Islands		13.07%	04/19/31	500,000	208,512

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
EQUITY (continued)
Wind River CLO, Ltd.	Cayman Islands		10.86%	01/20/31	$1,200,000	$797,198
						9,645,881
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $35,766,127)						25,139,942

					Shares
COMMON STOCKS (0.00%)(m)
MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.00%)(c)(k)
PacificCo	United States				1,260	5,040

TOTAL COMMON STOCKS
(Cost $383,355)						5,040

EQUITY INTEREST (1.07%)(c)
AEROSPACE & DEFENSE (0.22%)
GIACF Air Comm Equity Holdings, LLC - Preferred Stock (16.00% PIK)(g)	United States				676,730	676,730
Kellstrom Aerospace Group, Inc.(m)	United States				107	114,925
						791,655
CONSTRUCTION & BUILDING (0.72%) (j)(n)
Bain Capital Credit CC Fund	United States				2,279	2,597,413

CONSUMER GOODS: DURABLE (0.02%)(m)
TLC Holdco LP	United States				103,961	83,689

HIGH TECH INDUSTRIES (0.05%)(j)(m)
East BCC Coinvest III, LLC	United States				241,930	175,641

TRANSPORTATION: CARGO (0.06%)(j)
GIACF Grammer Equity Holdings, LLC - Common Stock(m)	United States				84,221	49,690
GIACF Grammer Equity Holdings, LLC - Preferred Stock (10.00% PIK)(g)	United States				513	52,378
GIACF Grammer Equity Holdings, LLC - Warrants(m)	United States				10,151	–
Toro Private Investments LP(m)	United States				324,324	110,270
						212,338
TOTAL EQUITY INTEREST
(Cost $3,934,344)						3,860,736

TOTAL INVESTMENTS (84.50%)
(Cost $361,681,046)						$304,463,529

Other Assets In Excess Of Liabilities (15.50%)(o)						55,829,879
NET ASSETS (100.00%)						$360,293,408

Libor Rates:
3M BBSW - 3 Month BBSW as of March 31, 2020 was 0.94%
1M US L - 1 Month US LIBOR as of March 31, 2020 was 0.99%
2M US L - 2 Month US LIBOR as of March 31, 2020 was 1.26%
3M US L - 3 Month US LIBOR as of March 31, 2020 was 1.45%
6M US L - 6 Month US LIBOR as of March 31, 2020 was 1.18%
1M EUR L - 1 Month EURIBOR as of March 31, 2020 was (0.42)%
2M EUR L - 2 Month EURIBOR as of March 31, 2020 was (0.42)%
3M EUR L - 3 Month EURIBOR as of March 31, 2020 was (0.36)%
6M EUR L - 6 Month EURIBOR as of March 31, 2020 was (0.29)%
1M GBP L - 1 Month GBP LIBOR as of March 31, 2020 was 0.24%
3M GBP L - 3 Month GBP LIBOR as of March 31, 2020 was 0.60%
6M GBP L - 6 Month GBP LIBOR as of March 31, 2020 was 0.73%
3M CDOR - 3 Month CDOR as of March 31, 2020 was 1.25%
PRIME as of March 31, 2020 was 3.25%

(a)	Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Security is classified as Level 3 in the Fund's fair value hierarchy (see Note 2).
(d)

A portion of this position or the entire position was not funded as of March 31, 2020. The Fund had $2,846,627 at par value in unfunded commitments pursuant to Delayed Draw Term Loan facilities and unused Revolver capacities. The Consolidated Schedule of Investments records each of these investments as fully funded. A corresponding payable for investments purchased has also been recorded which represents the actual unfunded amount on the balance sheet date.

Unfunded Security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
AMI US Holdings Inc. Revolver Loan	$145,361	$133,732	$11,629
CMI Marketing, Inc., First Lien Revolving Term Loan	120,000	80,000	40,000
CST Buyer Co., Revolving Credit Facility Term Loan	233,472	140,083	93,389
Drilling Info Holdings, Inc. Delayed Draw Term Loan	112,500	–	112,500
Grammer Purchaser, Inc., First Lien Revolving Term Loan	90,000	31,500	58,500
Horizon Telcom, Inc., First Lien Delayed Draw Term Loan	86,774	46,495	40,279
Ivy Finco Limited, Term Loan, Acquisition Facility (Original)	549,399	377,424	171,975
Kellstrom Commercial Aerospace, Inc. - Delayed Draw Term Loan	260,146	–	260,146
MED ParentCo LP, First Lien Delayed Draw Term Loan	151,398	101,342	50,056
MRI Software LLC, Delayed Draw Term Loan	341,810	–	341,810
MRI Software LLC, First Lien Revolving Term Loan	155,944	77,972	77,972
Refine Intermediate, Inc. Revolving Facility	467,256	77,876	389,380
Soursop, Ltd., Acquisition/Capex Facility	1,234,626	783,999	450,627
TLC Purchaser, Inc. Delayed Draw Term Loan	623,197	–	623,197
TLC Purchaser, Inc. Revolver Loan	778,763	685,311	93,452
Whitcraft LLC, First Lien Revolving Term Loan	158,575	126,860	31,715
Total	$5,509,221	$2,662,594	$2,846,627

(e)	See Note 2 regarding defaulted securities.
(f)	All or a portion of this position has not settled as of March 31, 2020. The interest rate shown represents the stated spread over the applicable London Interbank Offered Rate ("LIBOR" or "L") or Euro Interbank Offered Rate ("EURIBOR" or "EUR L"); the Fund will not accrue interest until the settlement date at which point LIBOR or EURIBOR will be established. If the position is partially settled, the reference rate and floor shown is applicable to the settled portion.
(g)	Paid in kind security which may pay interest in additional par.
(h)	Fixed rate security.
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). These securities may be sold in the ordinary course of business in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2020, the aggregate market value of those securities was $104,872,517, representing 29.11% of net assets.
(j)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of March 31, 2020 the aggregate market value of those securities was $5,319,353 representing 1.48% of the Fund's net assets.
(k)	Less than 0.005%.

(l)	CLO subordinated notes, income notes, and Class M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(m)	Non-income producing security.
(n)	The Fund's interest in this investment is held through a wholly-owned subsidiary of the Fund, GIACF Alternative Holdings, LLC, a Cayman Islands company formed to effect certain non-performing loan investments for the Fund.
(o)	Includes cash which is being held as collateral for total return swaps.

Common Abbreviations:
BBSW - Bank Bill Swap Rate
CDO - Collateralized Debt Obligation
CDOR - Canadian Dollar Offered Rate
CLO - Collateralized Loan Obligation
EURIBOR - Euro Interbank Offered Rate
GmbH - German Company with Limited Liability
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd - Limited Company
PIK - Payment in Kind
PLC - Public Limited Company
Reg S - Regulation S
S.A. - Société Anonyme
SARL - Société A Responsabilité Limitée

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Value	Unrealized Appreciation/ (Depreciation)
Bank Of New York Mellon	06/10/20	EUR	3,394,993	USD	3,310,411	$84,582
Bank Of New York Mellon	06/15/20	USD	1,231,120	AUD	1,082,797	148,323
Bank Of New York Mellon	06/10/20	USD	2,335,381	CAD	2,325,117	10,264
Bank Of New York Mellon	06/10/20	USD	25,393,743	EUR	25,003,517	390,226
Bank Of New York Mellon	06/15/20	USD	4,144,430	EUR	4,015,009	129,421
Bank Of New York Mellon	06/10/20	USD	8,690,013	GBP	8,568,874	121,139
						$883,955

Bank Of New York Mellon	06/15/20	USD	3,860,671	EUR	3,915,463	$(54,792)
						$(54,792)
						$829,163

See Notes to Quarterly Consolidated Portfolio of Investments.

TOTAL RETURN SWAP CONTRACTS(a)
Counterparty	Fund Receives	Fund Pays	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	Advisor Group Holdings Inc., 1M US L + 5.00%, 5.99%, 07/31/26	1M US L + 1.25%	$999,395	$(228,052)
Citibank, N.A.	Alliant Holdings Intermediate LLC, 1M US L + 3.00%, 3.99%, 05/09/25	1M US L + 1.25%	1,176,818	(63,062)
Citibank, N.A.	Alliant Holdings Intermediate LLC, 1M US L + 3.25%, 3.86%, 05/09/25	1M US L + 1.25%	273,677	(19,286)
Citibank, N.A.	Altice Financing S.A., 2M US L + 2.75%, 4.41%, 07/15/25	1M US L + 1.25%	448,283	(11,586)
Citibank, N.A.	Altice Financing S.A., 1M US L + 2.75%, 3.67%, 01/31/26	1M US L + 1.25%	684,287	(34,813)
Citibank, N.A.	American Airlines Inc., 1M US L + 1.75%, 2.71%, 06/27/25	1M US L + 1.25%	2,255,667	(350,678)
Citibank, N.A.	American Axle & Manufacturing Inc., 1M US L + 2.25%, 3.20%, 04/06/24	1M US L + 1.25%	276,061	(36,487)
Citibank, N.A.	American Rock Salt Co. LLC, 1M US L + 3.50%, 4.50%, 03/21/25	1M US L + 1.25%	273,492	(34,401)
Citibank, N.A.	Ancestry.com Operations Inc., 1M US L + 4.25%, 5.25%, 08/27/26	1M US L + 1.25%	2,666,146	(495,646)
Citibank, N.A.	ASP Chromaflo Intermediate Holdings Inc., 1M US L + 3.50%, 4.50%, 11/20/23	1M US L + 1.25%	108,801	(16,390)
Citibank, N.A.	ASP Chromaflo Intermediate Holdings Inc., 1M US L + 3.50%, 4.50%, 11/20/23	1M US L + 1.25%	141,474	(21,312)
Citibank, N.A.	ASP Unifrax Holdings Inc., 3M US L + 3.75%, 4.82%, 12/12/25	1M US L + 1.25%	715,782	(106,618)
Citibank, N.A.	Auris Luxembourg III SARL, 1M US L + 3.75%, 4.74%, 02/27/26	1M US L + 1.25%	1,134,647	(250,599)
Citibank, N.A.	AVSC Holding Corp., 3M US L + 3.25%, 4.89%, 03/03/25	1M US L + 1.25%	1,227,780	(409,507)
Citibank, N.A.	Bausch Health Companies Inc., 1M US L + 3.00%, 3.61%, 06/02/25	1M US L + 1.25%	637,432	(26,906)
Citibank, N.A.	BCP Renaissance Parent LLC, 3M US L + 3.50%, 4.95%, 10/31/24	1M US L + 1.25%	542,154	(249,037)
Citibank, N.A.	Boxer Parent Co. Inc., 1M US L + 4.25%, 5.24%, 10/02/25	1M US L + 1.25%	2,060,335	(297,361)
Citibank, N.A.	Brookfield WEC Holdings Inc., 1M US L + 3.00%, 3.99%, 08/01/25	1M US L + 1.25%	500,872	(23,923)
Citibank, N.A.	Caesars Resort Collection LLC, 1M US L + 2.75%, 3.74%, 12/23/24	1M US L + 1.25%	2,329,363	(370,540)
Citibank, N.A.	Carrols Restaurant Group Inc., 1M US L + 3.25%, 4.21%, 04/30/26(b)	1M US L + 1.25%	594,668	(142,121)
Citibank, N.A.	Citadel Securities LP, 1M US L + 2.75%, 3.74%, 02/27/26(c)	1M US L + 1.25%	249,973	(22,281)
Citibank, N.A.	Clarios Global LP, 1M US L + 3.50%, 4.44%, 04/30/26(c)	1M US L + 1.25%	435,910	(30,171)
Citibank, N.A.	Core & Main LP, 1M US L + 2.75%, 4.33%, 08/01/24	1M US L + 1.25%	294,105	(30,065)
Citibank, N.A.	Crosby US Acquisition Corp., 1M US L + 4.75%, 5.75%, 06/26/26	1M US L + 1.25%	466,074	(80,298)
Citibank, N.A.	Crown Finance US Inc., 3M US L + 2.25%, 3.32%, 02/28/25(b)	1M US L + 1.25%	1,606,412	(420,292)
Citibank, N.A.	CSC Holdings LLC, 1M US L + 2.25%, 2.86%, 07/17/25	1M US L + 1.25%	485,749	(12,894)
Citibank, N.A.	CSC Holdings LLC, 1M US L + 2.50%, 3.11%, 04/15/27	1M US L + 1.25%	1,139,188	(21,414)
Citibank, N.A.	DCert Buyer Inc., 1M US L + 4.00%, 4.99%, 10/16/26	1M US L + 1.25%	503,064	(50,252)
Citibank, N.A.	Delek US Holdings Inc., 1M US L + 2.25%, 3.24%, 03/31/25	1M US L + 1.25%	1,125,975	(238,221)
Citibank, N.A.	Dell International LLC, 1M US L + 2.00%, 2.99%, 09/19/25	1M US L + 1.25%	796,469	(30,146)
Citibank, N.A.	Dentalcorp Health Services ULC, 1M US L + 3.75%, 4.75%, 06/06/25	1M US L + 1.25%	983,444	(187,247)
Citibank, N.A.	Dynasty Acquisition Co. Inc., 3M US L + 3.50%, 4.95%, 04/06/26	1M US L + 1.25%	240,007	(43,764)
Citibank, N.A.	Dynasty Acquisition Co. Inc., 3M US L + 3.50%, 4.95%, 04/06/26	1M US L + 1.25%	445,738	(81,451)
Citibank, N.A.	Edgewater Generation LLC, 1M US L + 3.75%, 4.74%, 12/13/25	1M US L + 1.25%	687,629	(112,169)
Citibank, N.A.	Electronics for Imaging Inc., 3M US L + 5.00%, 6.45%, 07/23/26	1M US L + 1.25%	250,644	(22,651)
Citibank, N.A.	Emerald 2 Ltd., 3M US L + 3.75%, 5.20%, 07/10/26	1M US L + 1.25%	273,252	(24,875)
Citibank, N.A.	Entercom Media Corp., 1M US L + 2.50%, 3.49%, 11/18/24(c)	1M US L + 1.25%	877,958	(72,051)
Citibank, N.A.	Equinox Holdings Inc., 3M US L + 3.00%, 4.07%, 03/08/24	1M US L + 1.25%	1,218,293	(304,044)
Citibank, N.A.	Excelitas Technologies Corp., 3M US L + 3.50%, 4.95%, 12/02/24	1M US L + 1.25%	497,185	(54,506)
Citibank, N.A.	Eyemart Express LLC, 1M US L + 3.00%, 4.00%, 08/04/24(c)	1M US L + 1.25%	1,090,405	(64,997)
Citibank, N.A.	Flex Acquisition Co. Inc., 3M US L + 3.00%, 4.90%, 12/29/23(c)	1M US L + 1.25%	1,292,464	(47,178)
Citibank, N.A.	Genuine Financial Holdings LLC, 1M US L + 3.75%, 4.74%, 07/11/25	1M US L + 1.25%	1,146,327	(182,620)
Citibank, N.A.	GHX Ultimate Parent Corp., 3M US L + 3.25%, 4.62%, 06/28/24(c)	1M US L + 1.25%	677,929	(27,738)
Citibank, N.A.	Granite Acquisition Inc., 3M US L + 3.50%, 4.95%, 12/17/21	1M US L + 1.25%	470,689	(2,064)
Citibank, N.A.	Greeneden U.S. Holdings I LLC, 1M US L + 3.25%, 4.24%, 12/01/23(c)	1M US L + 1.25%	546,444	(24,218)
Citibank, N.A.	GYP Holdings III Corp., 1M US L + 2.75%, 3.74%, 06/01/25(c)	1M US L + 1.25%	493,681	(36,578)
Citibank, N.A.	Harbor Freight Tools USA Inc., 1M US L + 2.50%, 3.49%, 08/18/23	1M US L + 1.25%	1,474,979	(102,885)
Citibank, N.A.	Hargray Communications Group Inc., 1M US L + 3.00%, 4.00%, 05/16/24(b)	1M US L + 1.25%	1,261,776	(129,351)
Citibank, N.A.	Hayward Industries Inc., 1M US L + 3.50%, 4.49%, 08/05/24	1M US L + 1.25%	2,069,518	(381,846)
Citibank, N.A.	H-Food Holdings LLC, 1M US L + 3.688%, 4.68%, 05/23/25	1M US L + 1.25%	1,749,851	(241,032)
Citibank, N.A.	Hub International Ltd., 2M US L + 2.75%, 4.54%, 04/25/25	1M US L + 1.25%	1,385,653	(36,069)
Citibank, N.A.	Inmar Inc., 3M US L + 4.00%, 5.07%, 05/01/24	1M US L + 1.25%	593,964	(99,500)
Citibank, N.A.	IRB Holding Corp., 3M US L + 2.75%, 3.75%, 02/05/25	1M US L + 1.25%	1,185,435	(242,021)
Citibank, N.A.	Jane Street Group LLC, 3M US L + 3.00%, 4.61%, 01/31/25	1M US L + 1.25%	893,005	(75,938)
Citibank, N.A.	Keane Group Holdings LLC, 1M US L + 3.50%, 4.50%, 05/25/25(c)	1M US L + 1.25%	1,064,694	(323,987)

TOTAL RETURN SWAP CONTRACTS(a) (continued)
Counterparty	Fund Receives	Fund Pays	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	Kronos Acquisition Intermediate Inc., 1M US L + 4.00%, 5.00%, 05/15/23	1M US L + 1.25%	$1,195,646	$(64,506)
Citibank, N.A.	Lakeland Tours LLC, 3M US L + 4.25%, 5.25%, 12/16/24	1M US L + 1.25%	1,003,967	(254,732)
Citibank, N.A.	LegalZoom.com Inc., 1M US L + 4.50%, 5.49%, 11/21/24	1M US L + 1.25%	396,778	(45,609)
Citibank, N.A.	Level 3 Financing Inc., 1M US L + 1.75%, 2.74%, 03/01/27	1M US L + 1.25%	337,710	(18,076)
Citibank, N.A.	Lightstone Holdco LLC, 1M US L + 3.75%, 4.75%, 01/30/24	1M US L + 1.25%	748,174	(148,289)
Citibank, N.A.	Lightstone Holdco LLC, 1M US L + 3.75%, 4.75%, 01/30/24	1M US L + 1.25%	42,198	(8,363)
Citibank, N.A.	Lower Cadence Holdings LLC, 1M US L + 4.00%, 4.99%, 05/22/26(c)	1M US L + 1.25%	992,125	(378,417)
Citibank, N.A.	LTI Holdings Inc., 1M US L + 3.50%, 4.49%, 09/06/25	1M US L + 1.25%	1,486,165	(283,353)
Citibank, N.A.	MA FinanceCo. LLC, 1M US L + 2.50%, 3.49%, 06/21/24	1M US L + 1.25%	71,293	(5,824)
Citibank, N.A.	MA FinanceCo. LLC, 1M US L + 2.25%, 3.24%, 11/19/21	1M US L + 1.25%	600,682	(26,271)
Citibank, N.A.	Masergy Holdings Inc., 1M US L + 3.25%, 4.25%, 12/15/23(c)	1M US L + 1.25%	1,447,506	(190,004)
Citibank, N.A.	Mauser Packaging Solutions Holding Co., 3M US L + 3.25%, 5.08%, 04/03/24(b)	1M US L + 1.25%	2,556,747	(333,330)
Citibank, N.A.	Mavis Tire Express Services Corp., 3M US L + 3.25%, 4.70%, 03/20/25	1M US L + 1.25%	1,221,365	(204,361)
Citibank, N.A.	MED ParentCo LP, 1M US L + 4.25%, 4.92%, 08/31/26(d)	1M US L + 1.25%	199,515	(31,488)
Citibank, N.A.	MED ParentCo LP, 1M US L + 4.25%, 5.24%, 08/31/26	1M US L + 1.25%	798,324	(124,842)
Citibank, N.A.	MH Sub I LLC, 3M US L + 3.75%, 4.82%, 09/13/24	1M US L + 1.25%	2,000,486	(249,777)
Citibank, N.A.	Microchip Technology Inc., 1M US L + 2.00%, 2.99%, 05/29/25(c)	1M US L + 1.25%	276,243	(8,320)
Citibank, N.A.	Midas Intermediate Holdco II LLC, 3M US L + 2.75%, 4.02%, 08/18/21	1M US L + 1.25%	983,946	(176,503)
Citibank, N.A.	MX Holdings US Inc., 1M US L + 2.75%, 3.74%, 07/31/25	1M US L + 1.25%	164,911	(17,167)
Citibank, N.A.	National CineMedia LLC, 1M US L + 3.00%, 4.00%, 06/20/25	1M US L + 1.25%	273,629	(69,943)
Citibank, N.A.	Nouryon Finance B.V., 1M US L + 3.00%, 3.86%, 10/01/25(b)	1M US L + 1.25%	1,713,041	(126,027)
Citibank, N.A.	Oxbow Carbon LLC, 1M US L + 3.75%, 4.74%, 01/04/23	1M US L + 1.25%	1,531,303	(183,025)
Citibank, N.A.	Parexel International Corp., 1M US L + 2.75%, 3.74%, 09/27/24	1M US L + 1.25%	1,859,525	(212,462)
Citibank, N.A.	Park Place Technologies LLC, 1M US L + 4.00%, 5.00%, 03/29/25(c)	1M US L + 1.25%	343,015	(45,974)
Citibank, N.A.	PetVet Care Centers LLC, 1M US L + 2.75%, 3.74%, 02/14/25	1M US L + 1.25%	1,456,483	(202,556)
Citibank, N.A.	Plaskolite PPC Intermediate II LLC, 1M US L + 4.25%, 5.25%, 12/15/25	1M US L + 1.25%	1,087,525	(107,490)
Citibank, N.A.	Plaze Inc., 3M US L + 3.50%, 4.57%, 08/03/26(c)	1M US L + 1.25%	498,750	(64,596)
Citibank, N.A.	Prairie ECI Acquiror LP, 3M US L + 4.75%, 6.20%, 03/11/26	1M US L + 1.25%	1,362,095	(619,523)
Citibank, N.A.	Pro Mach Group Inc., 1M US L + 2.75%, 3.68%, 03/07/25(c)	1M US L + 1.25%	1,838,719	(306,278)
Citibank, N.A.	Project Alpha Intermediate Holding Inc., 3M US L + 3.50%, 5.38%, 04/26/24(c)	1M US L + 1.25%	274,273	(20,446)
Citibank, N.A.	Project Boost Purchaser LLC, 1M US L + 3.50%, 4.49%, 06/01/26	1M US L + 1.25%	1,042,958	(157,030)
Citibank, N.A.	QUIKRETE Holdings Inc., 1M US L + 2.50%, 3.49%, 02/01/27(c)	1M US L + 1.25%	551,422	(34,585)
Citibank, N.A.	RP Crown Parent LLC, 1M US L + 2.75%, 3.74%, 10/12/23(c)	1M US L + 1.25%	547,174	(18,249)
Citibank, N.A.	Scientific Games International Inc., 2M US L + 2.75%, 4.25%, 08/14/24	1M US L + 1.25%	1,279,561	(224,174)
Citibank, N.A.	Seattle SpinCo Inc., 1M US L + 2.50%, 3.49%, 06/21/24	1M US L + 1.25%	481,461	(39,224)
Citibank, N.A.	Select Medical Corp., 1M US L + 2.50%, 3.43%, 03/06/25(c)	1M US L + 1.25%	547,951	(16,868)
Citibank, N.A.	SRS Distribution Inc., 3M US L + 3.00%, 4.07%, 05/23/25	1M US L + 1.25%	1,632,876	(163,803)
Citibank, N.A.	SS&C Technologies Holdings Inc., 1M US L + 1.75%, 2.74%, 04/16/25	1M US L + 1.25%	303,361	(15,707)
Citibank, N.A.	SS&C Technologies Holdings Inc., 1M US L + 1.75%, 2.74%, 04/16/25	1M US L + 1.25%	425,127	(21,973)
Citibank, N.A.	Sunshine Luxembourg VII SARL, 6M US L + 4.25%, 5.32%, 10/01/26(b)	1M US L + 1.25%	666,623	(53,707)
Citibank, N.A.	Telenet Financing USD LLC, 1M US L + 2.00%, 2.70%, 04/30/28	1M US L + 1.25%	673,341	(42,679)
Citibank, N.A.	Tempo Acquisition LLC, 1M US L + 2.75%, 3.74%, 05/01/24(b)	1M US L + 1.25%	1,134,100	(94,424)
Citibank, N.A.	TransDigm Inc., 1M US L + 2.25%, 3.24%, 12/09/25	1M US L + 1.25%	1,145,254	(77,342)
Citibank, N.A.	TransDigm Inc., 1M US L + 2.25%, 3.24%, 05/30/25	1M US L + 1.25%	493,750	(32,774)
Citibank, N.A.	Travel Leaders Group LLC, 1M US L + 4.00%, 4.96%, 01/25/24	1M US L + 1.25%	284,068	(65,312)
Citibank, N.A.	Travelport Finance Luxembourg SARL, 3M US L + 5.00%, 6.07%, 05/29/26	1M US L + 1.25%	397,197	(113,495)
Citibank, N.A.	Traverse Midstream Partners LLC, 1M US L + 4.00%, 5.00%, 09/27/24	1M US L + 1.25%	201,852	(78,719)
Citibank, N.A.	Trident TPI Holdings Inc., 3M US L + 3.25%, 4.32%, 10/17/24	1M US L + 1.25%	548,149	(72,262)
Citibank, N.A.	Truck Hero Inc., 1M US L + 3.75%, 4.74%, 04/22/24(b)	1M US L + 1.25%	1,774,421	(353,671)
Citibank, N.A.	Uber Technologies Inc., 1M US L + 4.00%, 5.00%, 04/04/25	1M US L + 1.25%	498,601	(26,874)
Citibank, N.A.	Univision Communications Inc., 1M US L + 2.75%, 3.75%, 03/15/24	1M US L + 1.25%	489,281	(63,393)
Citibank, N.A.	Vectra Co., 1M US L + 3.25%, 4.24%, 03/08/25	1M US L + 1.25%	1,219,213	(169,101)
Citibank, N.A.	Venator Finance SARL, 1M US L + 3.00%, 3.99%, 08/08/24	1M US L + 1.25%	1,184,391	(140,246)
Citibank, N.A.	Virgin Media Bristol LLC, 1M US L + 2.50%, 3.20%, 01/31/28	1M US L + 1.25%	503,073	(33,884)
Citibank, N.A.	WEX Inc., 1M US L + 2.25%, 3.24%, 05/15/26	1M US L + 1.25%	1,068,893	(127,807)

TOTAL RETURN SWAP CONTRACTS(a) (continued)
Counterparty	Fund Receives	Fund Pays	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	Whatabrands LLC, 1M US L + 2.75%, 3.77%, 07/31/26	1M US L + 1.25%	$125,141	$(20,379)
Citibank, N.A.	William Morris Endeavor Entertainment LLC, 1M US L + 2.75%, 4.04%, 05/18/25	1M US L + 1.25%	1,009,176	(174,235)
Citibank, N.A.	Wilsonart LLC, 3M US L + 3.25%, 4.71%, 12/19/23(c)	1M US L + 1.25%	1,277,015	(179,466)
Citibank, N.A.	Wink Holdco Inc., 3M US L + 3.00%, 4.45%, 12/02/24	1M US L + 1.25%	908,368	(110,484)
Citibank, N.A.	Winter Park Intermediate Inc., 3M US L + 4.75%, 5.79%, 04/04/25(c)	1M US L + 1.25%	949,877	(247,253)
Citibank, N.A.	WireCo WorldGroup Inc., 3M US L + 5.00%, 6.07%, 09/29/23	1M US L + 1.25%	1,307,395	(250,617)
Citibank, N.A.	WP CPP Holdings LLC, 3M US L + 3.75%, 5.53%, 04/30/25	1M US L + 1.25%	924,301	(203,626)
Citibank, N.A.	Ziggo Financing Partnership, 1M US L + 2.50%, 3.20%, 04/30/28(b)(c)	1M US L + 1.25%	2,317,027	(77,423)
			$105,695,554	$(15,073,477)
Total			$105,695,554	$(15,073,477)

(a)	The Fund's interest in the total return swap transactions are held through a wholly-owned subsidiary of the Fund, CRDTX SPV I, LLC, a Delaware Limited Liability Company.
(b)	Total return swap reference asset has not settled as of March 31, 2020. The interest rate shown represents the stated spread over the applicable London Interbank Offered Rate ("LIBOR" or "L"); the Fund will not accrue interest or financing charges until the settlement date at which point LIBOR will be established.
(c)	Security is classified as Level 3 in the Fund's fair value hierarchy (see Note 2).
(d)	$59,603 of this delayed draw term loan total return swap reference asset was undrawn as of March 31, 2020. The Consolidated Schedule of Investments records this investment at the full commitment value of $199,166.

Griffin Institutional Access Credit Fund

Notes to Quarterly Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

1. ORGANIZATION

Griffin Institutional Access Credit Fund (the “Fund”) is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s SEC registered investment adviser is Griffin Capital Credit Advisor, LLC (the “Adviser”). BCSF Advisors, LP (the “Sub-Adviser”), an affiliate of Bain Capital Credit, LP, serves as the Fund’s sub-adviser. The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets. The Fund pursues its investment objective by investing in a range of secured and unsecured debt obligations, which may be syndicated, consisting of U.S. high yield securities, global high yield securities, direct lending investments including direct originated debt obligations, collateralized loan obligations (“CLOs”), and other fixed-income and fixed-income related securities. The portfolio may consist of high yield bonds and bank loans, equity securities, CLOs, and direct lending investments, which may include senior direct lending (“SDL”) as well as subordinate and unitranche direct lending. The Fund may also acquire warrants and other equity interests through its direct lending activities. The portfolio may also consist of, to a lesser extent, special situations investments such as non-performing loans (“NPLs”). In pursuing its investment objective, the Fund may also directly or indirectly invest in derivative investments, such as total return swap agreements.

The Fund was organized as a statutory trust on April 5, 2016 under the laws of the State of Delaware. The Fund commenced operations on April 3, 2017 and is authorized to issue an unlimited number of shares with no par value.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A, Class C and Class I shares commenced operations on April 3, 2017. Class L shares commenced operations on September 5, 2017. Class F Shares commenced operations on September 25, 2017 and are no longer offered except for reinvestment of dividends. Class A and L shares are offered subject to a maximum sales charge of 5.75% and 4.25%, respectively, of their offering price. Class C and Class I shares are offered at net asset value per share. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. An affiliate of the Adviser owns shares in the Fund representing 2.11% of net asset value.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of GIACF Alternative Holdings, LLC – GIACF Alternative Holdings, LLC, (the “NPL Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on September 18, 2018. The NPL Subsidiary acts as an investment vehicle for the Fund in order to effect certain NPL investments for the Fund. The Fund is the managing and sole member of the NPL Subsidiary pursuant to a limited liability agreement. As a wholly-owned subsidiary of the Fund, the financial statements of the NPL Subsidiary are included in the consolidated financial statements and financial highlights of the Fund. All investments held by the NPL Subsidiary are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

The NPL Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the NPL Subsidiary is a Controlled Foreign Corporation, which generates and is allocated no income that is considered effectively connected with U.S. trade of business and, as such, is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the NPL Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Consolidation of CRDTX SPV I, LLC – CRDTX SPV I, LLC, (the “Swap Subsidiary”), a Delaware Limited Liability Company and wholly-owned subsidiary of the Fund, was formed on November 27, 2018. The Swap Subsidiary, on behalf of the Fund, has entered into a series of single-asset total return swaps (the “Swaps”) on individual bank loans (each a “Reference Asset”). The Fund is the managing and sole member of the Swap Subsidiary pursuant to a limited liability agreement. Further, the Fund will remain the sole member and will continue to wholly own and control the Swap Subsidiary. As a wholly-owned subsidiary of the Fund, the financial statements of the Swap Subsidiary are included in the consolidated financial statements and financial highlights of the Fund. The Swaps that the Swap Subsidiary has entered into are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

Single-Asset Subsidiaries – Certain investments of the Fund will be held in single-asset subsidiaries controlled by the Fund (the “Single-Asset Subsidiaries”). The Single-Asset Subsidiaries are generally formed as needed to hold a particular equity investment obtained in private transactions. The financial statements of the Single-Asset Subsidiaries are included in the consolidated financial statements and financial highlights of the Fund. The equity holdings of the Single-Asset Subsidiaries are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund will generally consolidate any wholly-owned or controlled subsidiary. For purposes of the Fund’s investment restrictions, guidelines and limitations, the Fund will aggregate direct investments with investment exposure provided by its wholly-owned and controlled subsidiaries.

Security Valuation – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, and consistent with the Fund’s Valuation Policy, portfolio securities of the Fund are valued at their current market values determined on the basis of readily available market quotations. Market quotations are obtained from independent pricing services approved by the Board of Trustees (the “Trustees”). Forward foreign currency exchange contracts are typically valued at their quoted daily prices obtained from an independent pricing service. With respect to the Swaps, each Reference Asset is marked daily at its quoted price obtained from an independent pricing service. The collective daily value of each Swap is based on the daily value of the Reference Asset together with accrued income of the Reference Asset and the accrued expenses incurred under the Swap agreement. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts and Swaps will not be recorded in the Consolidated Statement of Assets and Liabilities. Fluctuations in the value of the forward foreign currency exchange contracts, and Swaps will be recorded in the Consolidated Statement of Assets and Liabilities as an asset or liability and in the Consolidated Statement of Operations as unrealized appreciation or depreciation until terminated. When a Swap is terminated, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value of the Swap at the time it was opened and the value of the Swap at the time it was terminated.

If market quotations are not readily available or deemed unreliable, such securities are valued at fair value in good faith pursuant to procedures adopted by the Trustees. The Trustees have delegated the day to day responsibility for determining fair valuation to the Fair Value Pricing Committee in accordance with the Valuation Policy approved by the Trustees. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser and Sub-Adviser, together with the Fair Value Pricing Committee, may consider several factors as relevant, including but not limited to: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values, yields, and current pricing of securities that have comparable characteristics; (3) knowledge of current and historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, including enterprise value of portfolio company, relevant credit market indices, and credit quality. The Adviser and Sub-Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Fair Value Pricing Committee will give consideration to all factors which might reasonably affect the fair value of an investment. The Fund has retained the services of one or more independent third-party valuation specialists to assist the Fair Value Pricing Committee in determining the fair value of certain securities for which market quotations are not available. The independent third-party valuation specialists provide the Fair Value Pricing Committee with a valuation report that includes a description of the methodology used to measure fair value and the analysis and calculations supporting its conclusion. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Adviser will provide the Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. To the extent deemed necessary by the Adviser, the Trustees will review any securities valued by the Adviser and/or the Fair Value Pricing Committee in accordance with the Fund’s Valuation Policy.

Fair Value Measurements – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value, as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2020:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans	$–	$74,059,714	$112,698,653	$186,758,367
Corporate Bonds	–	88,699,444	–	88,699,444
Collateralized Loan Obligations	–	25,139,942	–	25,139,942
Common Stocks	–	–	5,040	5,040
Equity Interest	–	–	3,860,736	3,860,736
Total	$–	$187,899,100	$116,564,429	$304,463,529
Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$–	$883,955	$–	$883,955
Liabilities:
Forward Foreign Currency Contracts	–	(54,792)	–	(54,792)
Total Return Swap Contracts	–	(12,836,399)	(2,237,078)	(15,073,477)
Total	$–	$(12,007,236)	$(2,237,078)	$(14,244,314)

*	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contracts' value.

The changes of fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

	Bank Loans	Equity Interest	Common Stocks	Total
Balance as of December 31, 2019	$98,317,205	$4,533,196	$-	$102,850,401
Accrued Discount/Premium	67,074	-	-	67,074
Realized Gain/(Loss)	(177,721)	30,499	-	(147,222)
Change in Unrealized Appreciation/(Depreciation)	(7,721,219)	(501,938)	-	(8,223,157)
Purchases	22,185,968	31,338	-	22,217,306
Sales Proceeds	(8,040,770)	(232,359)	-	(8,273,129)
Transfer Into Level 3	13,432,859	-	5,040	13,437,899
Transfer Out of Level 3	(5,364,743)	-	-	(5,364,743)
Balance as of March 31, 2020	$112,698,653	$3,860,736	$5,040	$116,564,429
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2020	$(6,435,084)	$(501,938)	$(2,363)	$(6,939,385)

The following is a reconciliation for the period ended March 31, 2020 of the total return swap contracts for which significant unobservable inputs (Level 3) were used in determining fair value:

Total Return Swaps
Beginning Balance as of December 31, 2019	$32,222
Change in Unrealized Appreciation/(Depreciation)	(545,857)
Purchased Unrealized Appreciation/(Depreciation)	(99,704)
Sold Unrealized Appreciation/(Depreciation)	(4,462)
Transfers In of Unrealized Appreciation/(Depreciation)	(2,137,374)
Transfers Out of Unrealized Appreciation/(Depreciation)	518,097
Ending Balance as of March 31, 2020	$(2,237,078)
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2020	$(2,237,078)

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2020:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value		Valuation Technique	Unobservable Inputs(a)	Minimum		Maximum		Weighted Average
Bank Loans	$68,783,969		Yield Analysis	Yield	5.58%		19.20%		8.46%
Bank Loans	35,498,550		Third Party Pricing Service	Broker Quote	$60.00		$99.00		$86.00
Bank Loans	8,416,134	(b)	Purchase Price	Purchase Price	$97.50		$99.00		$98.46
Equity Interests	2,597,413		Discounted Cash Flows	Discount Rate	13.18%		13.18%		13.18%
Equity Interests	1,263,323		Enterprise Value Analysis	EBITDA Multiple	6.0	x	10.75	x	7.81	x
Common Stock	5,040		Third Party Pricing Service	Broker Quote	$4.00		$4.00		$4.00

Total	$116,564,429
Total Return Swap Contracts	$(2,237,078)		Third Party Pricing Service	Broker Quote	$61.00		$97.00		$77.99

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yield	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Discount Rate	Decrease	Increase
Broker Quote	Increase	Decrease
Purchase Price	N/A	N/A

(b)	Investments acquired during the quarter ended March 31, 2020.

The Fund used valuation techniques consistent with the income approach and market approach to determine the fair value of certain Level 3 assets for the period ended March 31, 2020. The valuation techniques utilized by the Fund include enterprise value analysis, discounted cash flows analysis, and yield analysis. The enterprise value analysis measures fair value of a portfolio company based upon an assessment of multiples such as EBITDA or revenue that are typically determined through review of market comparable transactions and publicly traded comparable companies. Such multiples are subsequently applied to the underlying portfolio company multiple, generally EBITDA or revenue, to estimate enterprise value. Total enterprise value is first allocated to the debt holders and then allocated across the capital structure reflecting applicable rights and preferences of the remaining equity securities to determine fair value of certain of the Fund’s equity interests. The significant unobservable input used in the enterprise value analysis is generally the EBITDA multiple or revenue. The Fund also utilizes the discounted cash flows analysis to measure fair value of certain of the Fund’s equity interests. The discounted cash flows analysis is a technique whereby future expected cash flows of the underlying investment are discounted to determine a present value using a discount rate. The significant unobservable input used in the discounted cash flows analysis is the discount rate. The yield analysis technique measures fair value of an investment based upon an assessment of expected market yields of other businesses of similar size in the same industry which are used to establish a discount rate.  Future cash flows are then discounted back to present value using the discount rate to determine fair value of certain of the Fund’s debt investments. The significant unobservable input used in the yield analysis is yield.

Generally, new investments not valued by a third-party pricing service are held at purchase price initially until the investment has been held by the Fund for a full quarter. The investment is then generally transitioned to an independent third-party valuation specialist to assist the Fair Value Pricing Committee in determining the application of a valuation methodology at the next valuation date. The Fair Value Pricing Committee will convene if there has been a material change to the underlying company, industry or market between the time of investment and the valuation date.

Securities Transactions, Revenue Recognition and Expenses – The Fund records its investment transactions on a trade date basis. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, using the specified identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Discount and premium to par value on investments acquired are accreted and amortized, respectively, into interest income over the life of the respective investment using the effective interest method. Loan origination fees, original issue discount and market discount or premium are capitalized and amortized against or accreted into interest income using the effective interest method or straight-line method, as applicable. For the Fund’s investments in revolving bank loans, the cost basis of the investment purchased is adjusted for the cash received for the discount on the total balance committed. The fair value is also adjusted for price appreciation or depreciation on the unfunded portion. Upon prepayment of a loan or debt security, any prepayment premium is recorded as interest income.

Dividend income on preferred equity investments is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity investments is recorded on the record date for private portfolio companies and on the ex-dividend date for publicly traded portfolio companies. Distributions received from a limited liability company or limited partnership investments are evaluated to determine if the distribution should be recorded as dividend income or a return of capital.

Income from securitization vehicles and equity investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded daily using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly.

Certain investments may have contractual payment-in-kind (“PIK”) interest or dividends. PIK represents accrued interest or accumulated dividends that are added to the loan principal of the investment on the respective interest or dividend payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest or dividend income, as applicable. If at any point the Fund believes PIK is not expected to be realized, the investment generating PIK will be placed on non-accrual status. Accrued PIK interest or dividends are generally reversed through interest or dividend income, respectively, when an investment is placed on non-accrual status.

Expenses are recorded on an accrual basis.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. EST).

Foreign Securities – The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Cash and Cash Equivalents – The Fund places its cash with one banking institution, which is insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Loan Participation and Assignments – The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from lenders they acquire direct rights against the borrower of the loan. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a fee based on the undrawn portion of the underlying line of credit of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the period ended March 31, 2020, no penalty fees were received by the Fund. Fees earned or paid are recorded as a component of interest income or interest expense. At March 31, 2020, the Fund had $2,846,627 at par value in unfunded loan commitments.

Defaulted Securities – The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. As of March 31, 2020, the aggregate value of those securities was $1,810,517 representing 0.50% of the Fund's net assets. The Fund no longer accrues income on securities for which income has been deemed uncollectible. Additionally, the Fund provides for losses on the interest receivable. Such securities have been identified on the accompanying Consolidated Schedule of Investments.

Distributions to Shareholders – The Fund intends to accrue dividends daily and to distribute as of the last business day of each quarter. Distributions of net capital gains are normally accrued and distributed in December. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. DERIVATIVE TRANSACTIONS

The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts such as total return swaps and forward foreign currency contracts. In doing so, the Fund and its Swap Subsidiary will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure only on certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Risk of Investing in Derivatives – The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Forward Foreign Currency Contracts – The Fund engaged in currency transactions with counterparties during the period ended March 31, 2020 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to gain or reduce exposure to certain currencies. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is terminated, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward foreign currency exchange contracts are typically valued at their quoted daily prices obtained from an independent pricing service.

Total Return Swap Contracts – The Fund’s Swap Subsidiary has entered into a series of single-asset total return swaps on individual bank loans with Citibank, N.A. (“Citi”) as the counterparty. The Swaps allow the Fund to indirectly obtain exposure to the Reference Assets, each a bank loan, without owning or taking physical custody of the underlying bank loans. Each Swap is an agreement between the Swap Subsidiary and Citi in which Citi has contractually committed to make payments based on the total return (income plus realized appreciation) of each Reference Asset in exchange for a periodic payment from the Swap Subsidiary based on a floating interest rate and any realized depreciation of each Reference Asset. If the total return of the Reference Asset exceeds or falls short of the offsetting floating interest rate obligation, the Swap Subsidiary receives payment from or makes payment to Citi, respectively. Additionally, the Fund’s Swap Subsidiary posts collateral to cover its potential contractual obligations under the Swaps. Each Swap is marked-to-market daily consistent with the Fund’s Valuation Policy and changes in value are recorded by the Fund as unrealized gain or loss in the consolidated financial statements. When a Swap is terminated, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value of the Swap at the time it was opened and the value of the Swap at the time it was terminated.

The Swaps effectively add leverage to the Fund’s portfolio by providing investment exposure to underlying bank loans without owning or taking physical custody of such bank loans. In an effort to limit leverage risk, the Fund will earmark assets determined to be liquid to cover its obligations under the Swap agreements. The use of Swaps includes the risks associated with each Reference Asset including the risk that the underlying bank loan defaults. The Fund bears the risk of unfavorable changes in market prices of the underlying Reference Assets. Risk may also arise upon entering into these contracts from the potential inability of the counterparty to meet the terms of its contract.